As filed with the Securities and Exchange Commission on or about May 24, 2004 Registration No. 33-17463 and 811-5344
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___


                         Post-Effective Amendment No. 40             [X]


                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                              Amendment No. 39                       [X]

                                   ----------

                               WILLIAM BLAIR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              222 West Adams Street
                             Chicago, Illinois 60606
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)                 Copy to:

            Marco Hanig                             Cathy G. O'Kelly
         William Blair Funds             Vedder, Price, Kaufman & Kammholz, P.C.
       222 West Adams Street                    222 North LaSalle Street
      Chicago, Illinois 60606                    Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b); or
[_]  on (date) pursuant to paragraph (b); or
[_]  60 days after filing pursuant to paragraph (a)(1); or
[_]  on (date) pursuant to paragraph (a)(1); or
[_]  75 days after filing pursuant to paragraph (a)(2); or
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                                                    May 24, 2004


                               William Blair Funds

                                   ----------

                       CLASS A, B AND C SHARES PROSPECTUS

                            International Equity Fund

                                   ----------

This prospectus contains important information about the International Equity Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class A, B and C shares of the Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               William Blair Funds
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS


Summary........................................................................1
Investment Objective and Principal Investment Strategies.......................3
Investment Risks...............................................................6
Management of the Fund.........................................................8
Choosing a Share Class.........................................................9
   Class A Shares.............................................................10
   Class B Shares.............................................................11
   Class C Shares.............................................................12
Your Account..................................................................14
   How to Buy Shares..........................................................14
   How to Sell Shares.........................................................14
   How to Exchange Shares.....................................................15
   Dividends and Distributions................................................16
   Taxes......................................................................16
Shareholder Services and Account Policies.....................................18
Determination of Net Asset Value..............................................20
Investment Glossary...........................................................21
For More Information..........................................................24

                                     SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.


MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.


MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.


FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are fees paid directly from your investment.

                                                  Class A      Class B  Class C
                                                  -------      -------  -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as % of offering price).......................     5.75%        None     None
Maximum Deferred Sales Charge (Load) (as % of
 original purchase or sales proceeds, whichever
 is lower)......................................     None/(1)/    5.00%    1.00%
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends/Distributions.............     None         None     None
Redemption Fee (as % of amount redeemed)
   Shares held 60 days or less..................     None         None     None

   Shares held 61 days or more..................     None         None     None

Exchange Fee....................................     None         None     None

Annual Fund operating expenses are deducted from the Fund's assets:

                                                  Class A   Class B        Class C
                                                  -------   -------        -------
Management Fee..................................     1.10%     1.10%          1.10%
Distribution (Rule 12b-1) Fees..................     None       .75%/(2)/      .75%/(2)/
Shareholder Service Fees........................      .25%      .25%           .25%
Other Expenses /(3)/............................      .56%      .56%           .56%
                                                  -------   -------        -------
   Total Annual Fund Operating Expenses (without
    waiver) /(4)/...............................     1.91%     2.66%          2.66%
   Advisor's Expense Waiver.....................      .41%      .41%           .41%
                                                  -------   -------        -------
      Net Expenses (with waiver)................     1.50%     2.25%          2.25%

----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1.00% during the first year and 0.50% during the second year. For more information about the Large Order NAV Purchase Privilege see "Choosing a Share Class--Special Features" below.
(2) Long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(3) "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.

(4) The Advisor had entered into an agreement with the Fund to cap the operating expenses for the Fund's Class A, B and C shares at 1.50%, 2.25% and 2.25% of average daily net assets, respectively, until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expenses of a class remain below the applicable operating expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   Class A   Class B   Class C
                                                   -------   -------   -------
1 Year.........................................    $   719   $   728   $   328
3 Years........................................    $ 1,103   $ 1,088   $   788

You would pay the following expenses if you did not redeem your shares:

                                                   Class A   Class B   Class C
                                                   -------   -------   -------
1 Year.........................................    $   719   $   228   $   228
3 Years........................................    $ 1,103   $   788   $   788

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.


The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The International Equity Fund is intended for long-term investors. In addition, the International Equity Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.


Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.


Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the developed economies of Europe, Australasia and the Far East. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.


W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.



Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International EAFE portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.


The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.


                                                Total Return
                              -------------------------------------------------
                               Second    Third     Fourth    First
                              Quarter   Quarter   Quarter   Quarter   One Year
                                2003      2003      2003     2004     (3/31/04)
                              -------   -------   -------   -------   ---------
Composite
   Net of Fees.............     18.23%    10.69%    13.85%     4.29%      55.39%
   Gross of Fees...........     18.48%    10.93%    14.10%     4.52%      56.74%
MUSIC EAFE Index*..........     19.56%     8.18%    17.11%     4.40%      58.14%


----------
* The Morgan Stanley Capital International EAFE Index is an unmanaged market capitalization weighted index, with dividends reinvested, composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. The MSCI EAFE Index reflects no deduction for fees, expenses or taxes. The Fund also intends to compare its performance to the MSCI EAFE Index.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

Principal Risks

Stocks. Because the International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.


Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.


The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account -- Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.


The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.



The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission:
"to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.


The Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average net assets; plus 1.00% of the Fund's average daily net assets over $250 million. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the expenses for the Fund's Class A, B and C shares at 1.50%, 2.25% and 2.25%, respectively, until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

Class A Shares
Offered at net asset value plus a maximum sales charge of 5.75% of the offering price, subject to a 0.25% shareholder services fee. Reduced sales charges apply to purchases of $50,000 or more.

Class B Shares
Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee and a contingent deferred sales charge that declines from 5.00% to zero on certain redemptions made within seven years of purchase. Class B shares automatically convert into Class A shares at the end of the seventh year after purchase. Class

C Shares
Offered at net asset value without an initial sales charge, but subject to a 0.75% Rule 12b-1 distribution fee, a 0.25% shareholder services fee, and a 1.00% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

--------------------------------------------------------------------------------

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interest in the same portfolio of investments of the Fund. The Fund offers Class I and Class N shares through separate prospectuses. Class I shares, which are offered without a sales charge, are offered to investors who meet certain eligibility requirements. Class N shares, which are offered without a sales charge, are offered only to investors who acquire the shares directly through the Fund's distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within seven years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative and the Statement of Additional Information. Financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 Plan

William Blair Funds has adopted plans under Rule 12b-1 of the 1940 Act that provide for fees payable to compensate the Distributor for distribution and other services provided to shareholders of Class B and Class C shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although the Distributor believes that it is unlikely, in the case of Class B Shares, because of the automatic conversion feature of those shares.

Shareholder Services Agreement

The Fund has entered into a Shareholder Services Agreement with the Distributor that provides for fees as an expense of the Class A, Class B and Class C shares that are used by the Distributor to pay for shareholder services provided to shareholders of these classes.

Special Features

Class A Shares--Combined Purchases. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of William Blair Funds.

Class A Shares--Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 12-month period under a written Letter of Intent ("Letter") provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares--Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the William Blair Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares--Large Order NAV Purchase Privilege. Class A shares of the Fund may be purchased at net asset value by any purchaser provided that the amount invested in the Fund or other William Blair Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchase," "Letter of Intent" and "Discount" features described above (the "Large Order NAV Purchase Privilege").

Exchange Privilege--General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of a William Blair Fund. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged is computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS A SHARES

Public Offering Price: Net asset value per share plus the following sales charge:
                                                                    Dealer
                                        Sales Charge              Reallowance
                               --------------------------------  --------------
                                  As a % of      As a % of Net      As a % of
   Amount of Purchase          Offering Price  Amount Invested*  Offering Price
----------------------------   --------------  ----------------  --------------
$0 - $49,999................             5.75%             6.10%           5.00%
$50,000 - $99,999...........             4.50%             4.71%           3.75%
$100,000 - $249,999.........             3.50%             3.63%           2.75%
$250,000 - $499,999.........             2.50%             2.56%           2.00%
$500,000 - $999,999.........             2.00%             2.04%           1.75%
$1 million and over**.......             0.00%             0.00%           1.00%

----------
*    Rounded to the nearest one hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases: Class A shares of the Fund may be purchased at net asset value by:

     . shareholders in connection with the investment or reinvestment of income dividends and capital gain distributions;

     . a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan, provided in each case that such plan has not less than 200 eligible employees;

     . any purchaser with investment totals in the William Blair Funds of at least $1 million;

     . in connection with the acquisition of the assets of or merger or consolidation with another investment company; and

     . certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by the Distributor.

Contingent Deferred Sales Charge: A contingent deferred sales charge may be imposed upon redemption of Class A shares purchased under the Large Order NAV Purchase Privilege as follows: 1.00% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales charge will be waived in the event of:

     . redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

     . redemptions under the Fund's Systematic Withdrawal Plan at the maximum of 10% per year of the net asset value of the account;

     . the redemption of shares of a shareholder (including a registered joint owner) who has died;

     . redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

     . redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan, provided in each case that such plan has not less than 200 eligible employees; and

     . the redemption of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the commission applicable to such Large Order NAV Purchase Privilege.

Distribution (Rule 12b-1) Fee:

None

Shareholder Services Fee:

0.25%

Exchange Privilege

Class A shares of the Fund may be exchanged for the Class A shares of another William Blair Fund at their relative net asset values.

Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any William Blair Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

CLASS B SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The sales charge is computed at the following rates applied to the value of the original purchase price or sales proceeds, whichever is lower.

   Year of Redemption
     After Purchase:        First  Second  Third  Fourth  Fifth  Sixth  Seventh
--------------------------  -----  ------  -----  ------  -----  -----  -------
Contingent Deferred Sales
 Charge:                     5.00%   4.00%  3.00%   3.00%  2.00%  1.00%    0.00%

The contingent deferred sales charge will be waived in the event of:

     . redemptions to satisfy required minimum distributions after age 701/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair IRA accounts);

     . redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

     . redemptions made pursuant to the Fund's Systematic Withdrawal Plan for up to 10% per year of the net asset value per year of the account;

     . the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; and

     . the redemption of shares of a shareholder (including a registered joint owner) who has died.

Distribution (Rule 12b-1) Fee

0.75%

Shareholder Services Fee

0.25%

Conversion Feature

Class B shares of the Fund will automatically convert to Class A shares of the Fund at the end of the seventh year after purchase on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.

Exchange Privilege

Class B shares of the Fund may be exchanged for Class B Shares of another William Blair Fund at their relative net asset values without a contingent deferred sales charge.

CLASS C SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1.00% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. For partial redemption, shares not subject to the sales charge are redeemed first and other shares are then redeemed in the order purchased. The contingent deferred sales charge will be waived in the event of:

     . redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457;

     . the redemption of shares of a shareholder (including a registered joint owner) who has died;

     . the redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

     . redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

     . the redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and

     . the redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Distribution (Rule 12b-1) Fee

0.75%

Shareholder Services Fee

0.25%

Conversion Feature

None

Exchange Privilege

Class C shares of the Fund may be exchanged for the Class C shares of another William Blair Fund at their relative net asset values without a contingent deferred sales charge.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES

Minimum Investments. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the minimum subsequent investment is generally $1,000. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price. Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof plus, with regard to the Class A shares of the Fund, an initial sales charge. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.


Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Opening an Account; Adding to an Account. You may open a new account and purchase additional shares by contacting the securities dealer or other financial services firm from whom you received the prospectus.

HOW TO SELL SHARES

Contact your securities dealer or other financial services firm to arrange for share redemption.

Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts.

Written Redemption Requests Must Include:

     -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and

     -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

     -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

     --   Your account registration has changed; or

     -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES

Subject to the following limitations, you may exchange Class A, B and C shares into shares of each corresponding Class A, B and C shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading which may disrupt portfolio management.

Contact your securities dealer or other financial services firm to arrange for share exchanges.

DIVIDENDS AND DISTRIBUTIONS


Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.



Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.


As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.


Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.



Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.


Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

     1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

     2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

     3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

     --   participation is voluntary;

     -- you may terminate or change a plan at any time without penalty or charge from the Fund;

     -- the Fund will pay any additional expenses that they incur in connection with such plans;

     -- on your account application, you may select a plan or plans in which to invest;

     -- additional forms and further information may be obtained by writing or calling the Fund;

     -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

     -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

     -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.


When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.


How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.


Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.


Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal

Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

     William Blair Funds
     222 West Adams Street
     Chicago, Illinois 60606

     or

     State Street Bank and Trust Company
     (the Funds' Transfer Agent)
     P.O. Box 8506
     Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

William Blair Funds
Investment Company Act File No.: 811-5344


                                                                    May 24, 2004

                                 PRIVACY POLICY
--------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

..    Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

..    Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

              This privacy statement is not part of the Prospectus.

                                                                    May 24, 2004


                               William Blair Funds

                                   ----------

                            CLASS I SHARES PROSPECTUS

                            International Equity Fund

                                   ----------

This prospectus contains important information about the International Equity Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I shares of the Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               William Blair Funds
                              222 West Adams Street
                             Chicago, Illinois 60606



                                TABLE OF CONTENTS


Summary........................................................................1
Investment Objective and Principal Investment Strategies.......................3
Investment Risks...............................................................6
Management of the Fund.........................................................8
Your Account...................................................................9
   Class I Shares..............................................................9
   How to Buy Shares (By Mail, by Wire or by Telephone)........................9
   How to Sell Shares (By Mail, by Wire or by Telephone)......................10
   How to Exchange Shares (By Mail or by Telephone)...........................12
   Dividends and Distributions................................................12
   Taxes......................................................................12
Shareholder Services and Account Policies.....................................14
Determination of Net Asset Value..............................................16
Investment Glossary...........................................................17
For More Information..........................................................20

                                     SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.


MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.


MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.


FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.


FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.


Shareholder fees are fees paid directly from your investment.


Redemption fee on shares held 60 days or less......................   2.00%
Redemption fee on shares held 61 days or more......................   None


Annual Fund operating expenses are deducted from the Fund's assets:

Management Fee.....................................................   1.10%
Distribution (Rule 12b-1) Fee......................................   None
Other Expenses/(1)/................................................   0.56%
                                                                      ----
   Total Annual Fund Operating Expenses (without waiver)...........   1.66%/(2)/
   Expense Waiver..................................................   0.41%
                                                                      ----
      Net Expenses (with waiver)...................................   1.25%

----------

(1) "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.


(2) The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.25% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   3 Years
------   -------
$  127   $   483

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.


The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The International Equity Fund is intended for long-term investors. In addition, the International Equity Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.


Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.


Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the developed economies of Europe, Australasia and the Far East. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.


W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.



Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International EAFE portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.


The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.


                                                         Total Return
                                      -------------------------------------------------
                                        2nd       3rd       4th       1st        One
                                      Quarter   Quarter   Quarter   Quarter     Year
                                        2003      2003      2003      2004    (3/31/04)
                                      -------   -------   -------   -------   ---------
Composite
   Net of Fees.....................     18.23%    10.69%    13.85%     4.29%      55.39%
   Gross of Fees...................     18.48%    10.93%    14.10%     4.52%      56.74%
MSCI EAFE Index*...................     19.56%     8.18%    17.11%     4.40%      58.14%


----------
* The Morgan Stanley Capital International EAFE Index is an unmanaged market capitalization weighted index, with dividends reinvested, composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. The MSCI EAFE Index reflects no deduction for fees, expenses or taxes. The Fund also intends to compare its performance to the MSCI EAFE Index.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

Principal Risks

Stocks. Because the International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.


Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.


The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account -- Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.


The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.



The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission:
"to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.


The Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average net assets; plus 1.00% of the Fund's average daily net assets over $250 million. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at 1.25% until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

     . institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated; and

     . advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.

The Fund may waive the minimum initial investment of $500,000 for institutional investors who enter into a letter of intent with the Fund or the Distributor.

HOW TO BUY SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
Purchase Price. The Fund is sold at its public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.


Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

By Mail

Opening an Account. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P. O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds" and mail with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account: First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn: Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

Include the Fund's name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn: Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

In your request, specify the Fund's name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account. See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

     -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and
     -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

     -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

     --   Your account registration has changed; or

     -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption Fee. The Fund is designed for long-term investors. To emphasize the Fund's policy of discouraging market timers, redemption of shares from the Fund within 60 days of purchase (including exchanges) will be subject to a 2.00% redemption fee. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Fund may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (BY MAIL OR BY TELEPHONE)
Subject to the following limitations, you may exchange shares of Class I shares of the Fund into Class I shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS


Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.



Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.


As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.


Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.



Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.


Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.


"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.


Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

     1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

     2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

     3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

     --   participation is voluntary;

     -- you may terminate or change a plan at any time without penalty or charge from the Fund;

     -- the Fund will pay any additional expenses that they incur in connection with such plans;

     -- on your account application, you may select a plan or plans in which to invest;

     -- additional forms and further information may be obtained by writing or calling the Fund;

     -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

     -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

     -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.


When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.


How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.


Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.


Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal

Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

         William Blair Funds
         222 West Adams Street
         Chicago, Illinois 60606

         or

         State Street Bank and Trust Company
         (the Funds' Transfer Agent)
         P.O. Box 8506
         Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

William Blair Funds
Investment Company Act File No.: 811-5344


                                                                    May 24, 2004

                                 PRIVACY POLICY
--------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

..    Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

..    Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

              This privacy statement is not part of the Prospectus.

                                                                    May 24, 2004


                               William Blair Funds

                                   ----------

                            CLASS N SHARES PROSPECTUS

                            International Equity Fund

                                   ----------


This prospectus contains important information about the International Equity Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N shares of the Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               William Blair Funds
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS


Summary........................................................................1
Investment Objective and Principal Investment Strategies.......................3
Investment Risks...............................................................6
Management of the Fund.........................................................8
Your Account...................................................................9
   Class N Shares..............................................................9
   How to Buy Shares (By Mail, by Wire or by Telephone)........................9
   How to Sell Shares (By Mail, by Wire or by Telephone)......................10
   How to Exchange Shares (By Mail or by Telephone)...........................12
   Dividends and Distributions................................................12
   Taxes......................................................................12
Shareholder Services and Account Policies.....................................14
Determination of Net Asset Value..............................................16
Investment Glossary...........................................................17
For More Information..........................................................20

                                     SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.


MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries, and in Canada.


The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.


   Redemption fee on shares held 60 days or less...................  2.00%
   Redemption fee on shares held 61 days or more...................  None


Annual Fund operating expenses are deducted from the Fund's assets:

   Management Fee..................................................  1.10%
   Distribution (Rule 12b-1) Fee...................................   .25%
   Other Expenses/(1)/.............................................  0.56%
                                                                     ----
      Total Annual Fund Operating Expenses (without waiver)........  1.91%/(2)/
      Expense Waiver...............................................  0.41%
                                                                     ----
         Net Expenses (with waiver)................................  1.50%

----------

(1) "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.


(2) The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.50% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year      3 Years
                              --------     -------
                              $    153     $   560

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The International Equity Fund is intended for long-term investors. In addition, the International Equity Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.


Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.


Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the developed economies of Europe, Australasia and the Far East. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.


W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.



Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International EAFE portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                           Total Return
                         -------------------------------------------------
                         Second     Third    Fourth     First
                         Quarter   Quarter   Quarter   Quarter   One Year
                          2003      2003      2003      2004     (3/31/04)
                         -------   -------   -------   -------   ---------

Composite
   Net of Fees.........    18.23%    10.69%    13.85%     4.29%      55.39%
   Gross of Fees.......    18.48%    10.93%    14.10%     4.52%      56.74%
MSCI EAFE Index*.......    19.56%     8.18%    17.11%     4.40%      58.14%

----------
* The Morgan Stanley Capital International EAFE Index is an unmanaged market capitalization weighted index, with dividends reinvested, composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. The MSCI EAFE Index reflects no deduction for fees, expenses or taxes. The Fund also intends to compare its performance to the MSCI EAFE Index.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

Principal Risks

Stocks. Because the International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.


Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.


The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account -- Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.


The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.



The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission:
"to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.


The Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average net assets; plus 1.00% of the Fund's average daily net assets over $250 million. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at 1.50% until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS N SHARES
The Class N shares offered herein are offered only to investors who acquire the shares directly through the Trust's distributor or through a select number of financial intermediaries with whom the distributor has entered into the selling agreements specifically authorizing them to sell Class N shares.

William Blair Funds has adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of 0.25% of the Fund's average net assets payable to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

HOW TO BUY SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
Minimum Investments. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the minimum subsequent investment is generally $1,000. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price. All Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.


Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

By Mail

Opening an Account. To open a new account by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P. O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds" and mail with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account: First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn: Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

Include the Fund's name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn: Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

In your request, specify the Fund's name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account. See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (BY MAIL, BY WIRE OR BY TELEPHONE)
You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

     -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and
     -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

     -- you wish to redeem shares having a value of $5,000 or more in a single transaction;
     -- your account registration has changed; or -- you want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption Fee. The Fund is designed for long-term investors. To emphasize the Fund's policy of discouraging market timers, redemption of shares from the Fund within 60 days of purchase (including exchanges) will be subject to a 2.00% redemption fee. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Fund may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

Redemptions In Kind. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

HOW TO EXCHANGE SHARES (BY MAIL OR BY TELEPHONE)
Subject to the following limitations, you may exchange shares of Class N shares of the Fund into Class N shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS


Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.



Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.


As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.


Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Fund will be eligible for the dividends-received deduction available to corporate shareholders.



Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other William Blair Funds are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.


Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.


"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.


Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

     1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

     2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

     3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

     --  participation is voluntary;

     -- you may terminate or change a plan at any time without penalty or charge from the Fund;

     -- the Fund will pay any additional expenses that they incur in connection with such plans;

     -- on your account application, you may select a plan or plans in which to invest;

     -- additional forms and further information may be obtained by writing or calling the Fund;

     -- the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

     -- the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

     -- the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.


When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.


How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.


Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.


Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government Securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal

Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

     William Blair Funds
     222 West Adams Street
     Chicago, Illinois 60606

     or

     State Street Bank and Trust Company
     (the Funds' Transfer Agent)
     P.O. Box 8506
     Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com

William Blair Funds
Investment Company Act File No.: 811-5344


                                                                    May 24, 2004

                                 PRIVACY POLICY
--------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Fund) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

..    Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

..    Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Fund each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

             This privacy statement is not part of the Prospectus.

                                                                    May 24, 2004


                               William Blair Funds

                                   ----------

                     Institutional International Equity Fund

                                   ----------

This prospectus contains important information about the Institutional International Equity Fund, including its investment objective and high minimum investment requirement. For your benefit and protection, please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.

                               William Blair Funds
                              222 West Adams Street
                             Chicago, Illinois 60606

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Summary ......................................................................1
Investment Objective and Principal Investment Strategies......................3
Investment Risks..............................................................6
Management of the Fund........................................................8
Your Account..................................................................9
   How to Buy Shares..........................................................9
   How to Sell Shares........................................................10
   Dividends and Distributions...............................................11
   Taxes.....................................................................12
Shareholder Services and Account Policies....................................14
Determination of Net Asset Value.............................................15
Investment Glossary..........................................................16
for more information.........................................................19

                                     SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair Institutional International Equity Fund seeks long-term capital appreciation.


MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.


MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.


FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees. Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

Annual Fund operating expenses are deducted from the Fund's assets:

Management Fee.....................................   1.00%
Distribution (Rule 12b-1) Fees.....................   None
Other Expenses/(1)/................................   0.44%
                                                      ----
   Total Annual Fund Operating Expenses (without
      waiver)/(2)/.................................   1.44%
   Advisor's Expense Waiver........................   0.34%
                                                      ----
   Net Expenses (with waiver)......................   1.10%


----------
/(1)/ "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.


/(2)/ The Advisor has entered into an agreement with the Fund to cap the Fund's expenses at 1.10% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year   3 Years
                                 ------   -------
                                  $112      $422

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Institutional International Equity Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.


The following section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain related investment risks. The Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Institutional International Equity Fund is intended for long-term investors. In addition, the Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Institutional International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International EAFE Index (Europe, Australia, Asia and the Far East). The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.


Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.


Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the developed economies of Europe, Australasia and the Far East. To a limited extent, the Fund may also invest in small-sized companies, Emerging Market countries and in Canada.


Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Institutional International Equity Fund is managed by W. George Greig.


W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.



Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International EAFE portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.


The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                                Total Return
                             -------------------------------------------------
                              Second    Third     Fourth    First
                             Quarter   Quarter   Quarter   Quarter    One Year
                               2003      2003      2003      2004    (3/31/04)
                             -------   -------   -------   -------   ---------
Composite
   Net of Fees ...........    18.23%    10.69%     13.85%   4.29%      55.39%
   Gross of Fees .........    18.48%    10.93%     14.10%   4.52%      56.74%
MSCI EAFE Index* .........    19.56%     8.18%     17.11%   4.40%      58.14%


----------
* The Morgan Stanley Capital International EAFE Index is an unmanaged market capitalization weighted index, with dividends reinvested, composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. The MSCI EAFE Index reflects no deduction for fees, expenses or taxes. The Fund also intends to compare its performance to the MSCI EAFE Index.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

Principal Risks

Stocks. Because the Institutional International Equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The Institutional International Equity Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.


Risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.


The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Operating Expenses. The Institutional International Equity Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account -- Taxes.")

Secondary Risks

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and over 778 employees. The main office in Chicago houses all research and investment management services.


The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.



The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission:
"to achieve success for its clients." Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.


The Fund pays the Advisor a monthly investment management fee of 1.00% of the first $500 million of the Fund's average net assets; plus 0.95% of the next $500 million of the Fund's average daily net assets; plus 0.90% of the Fund's average daily net assets over $1 billion. As described in the Summary, the Advisor has entered into an agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund's expense ratio at 1.10% until April 30, 2005.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value.

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
(By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment. The Fund is designed for institutional investors, including, but not limited to employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Fund's high minimum investment requirement. Generally, each investor is required to open a single account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary. Each account must separately meet the Fund's minimum investment requirement.


The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Fund may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Fund or the Distributor. The Fund does not issue share certificates.


To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.


Purchase Price. Fund shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.


Note: All purchases made by check should be in U.S. dollars payable to William Blair Funds. Third party checks generally will not be accepted. When purchases are made by check, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchases In Kind. You may, subject to the approval of the Trust, purchase shares of the Fund in securities that are eligible for purchase by the Fund and that have values that are readily ascertainable in accordance with the Fund's valuation policies.


Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified: to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identify cannot be verified.

The Trust reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The

Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers or withdrawals.


By Mail

Opening an Account. Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds." Mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening or Adding an Account. First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

     State Street Bank and Trust Co.
     ABA # 011000028
     DDA # 99029340
     Attn:  Custody & Shareholder Services
     225 Franklin Street
     Boston, Massachusetts 02110

Include your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account. See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES
(By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by an authorized person, as set forth on the application or corporate resolution, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

     . a letter that contains your name and the dollar amount or number of shares to be redeemed; and

     . any other necessary documents, such as corporate resolutions or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Fund's net asset value during any 90-day period for any one shareholder of record.

Automatic Redemptions. The Fund reserves the right to close your account if the value of the account is less than $5 million, unless the reduction in value is, due to solely market depreciation. Before closing an account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to $5 million.

DIVIDENDS AND DISTRIBUTIONS


Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments, which are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.


As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid


All income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.


The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions on the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.


Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Institutional International Equity Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares are treated as a sale of such shares and are generally subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell such shares. The capital gain or loss upon sale or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his, her or its shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially all of their shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If a shareholder realizes a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce the Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to shareholders instead of taking such credit on its own tax return.


"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the

Fund has a negative return. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.


For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.


     1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account - Dividends and Distributions.")


     2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

     3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Written Confirmations. Each purchase or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.


Shareholder Rights. All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)


Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.


The net asset value per share shall be determined as of the close regular of trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.


How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.


Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.


Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------


The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.


Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.


Diversification. With respect to 75% of the Fund's net assets, the Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer and will not purchase more than 10% of the outstanding voting securities of any issuer. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.


Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.


Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information about the Fund is available without charge, upon request, including the following:

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-742-7272

By mail
Write to:

     William Blair Funds
     222 West Adams Street
     Chicago, Illinois 60606

     or

     State Street Bank and Trust Company
     (the Fund's Transfer Agent)
     P.O. Box 8506
     Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.


William Blair Funds' information, including but not limited to the Prospectus, SAI and Account Application can be viewed online at http://www.williamblairfunds.com.



William Blair Funds                                                 May 24, 2004
Investment Company Act File No.: 811-5344

                                 PRIVACY POLICY
--------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Funds) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

     . Information we receive on applications or other forms, such as name, address, or tax identification number, the types and amounts of investments, and bank account information.

     . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Funds each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

              This privacy statement is not part of the Prospectus.

                               WILLIAM BLAIR FUNDS
                              222 WEST ADAMS STREET
                             CHICAGO, ILLINOIS 60606
                                 (312) 364-8000
                                 1-800-742-7272

                                 1-800-635-2886
                        (In Massachusetts 1-800-635-2840)

                       STATEMENT OF ADDITIONAL INFORMATION
                            International Equity Fund
                     Institutional International Equity Fund


                                  May 24, 2004



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses of the International Equity Fund and the Institutional International Equity Fund (the "Funds") dated May 24, 2004. The Prospectuses may be obtained without charge by writing or calling the William Blair Funds (the "Trust").


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


MANAGEMENT OF THE TRUST........................................................1
   Investment Advisor..........................................................1
   Distributor.................................................................2
   Other Payments to Third Parties and Affiliates..............................3
   Code of Ethics..............................................................3
   Proxy Voting Policy.........................................................4
   Trustees and Officers.......................................................4
   Board of Trustees...........................................................8
   Trustee Compensation........................................................9
   Trustees' and Officers' Holdings of Fund Shares.............................9
   Principal Shareholders......................................................9
   Trustees' Holdings in the Advisor and Certain Affiliates....................9
   Brokerage and Fund Transactions............................................10

INVESTMENT POLICIES AND RESTRICTIONS..........................................11

INVESTMENT PRACTICES..........................................................12
   Borrowings.................................................................12
   Derivative Instruments.....................................................12
   Foreign Securities.........................................................19
   Forward Foreign Currency Transactions......................................21
   Foreign Currency Futures...................................................22
   Illiquid Securities........................................................22
   Investment Companies.......................................................23
   Lending....................................................................23
   Repurchase Agreements......................................................23
   Restricted Securities......................................................23
   Temporary Defensive Position...............................................23
   Warrants...................................................................24
   When-Issued or Delayed Delivery Transactions...............................24

ADDITIONAL INFORMATION ABOUT INTERNATIONAL EQUITY FUND SHARE CLASSES..........24
   Purchases..................................................................24
   Purchase of Shares--Alternative Purchase Arrangements......................24
   Eligibility................................................................25

   Distribution Fees..........................................................25
   Shareholder Service Fees...................................................25
   Summary of Ongoing Fees for Class A Shares.................................26
   Summary of Ongoing Fees for Class B Shares.................................26
   Summary of Ongoing Fees for Class C Shares.................................26
   Summary of Ongoing Fees for Class N Shares.................................26
   Summary of Ongoing Fees for Class I Shares.................................26
   Initial Sales Charge Alternative-Class A Shares............................26
   Deferred Sales Charge Alternative--Class B Shares..........................27
   Purchase of Class C Shares.................................................28
   Purchase of Class N and Class I Shares.....................................28
   Fees Paid by Distributor to Service Firms..................................28
   Class A Shares.............................................................28
   Class B Shares.............................................................28
   Class C Shares.............................................................29
   Class N Shares.............................................................29
   General....................................................................29
   Redemption Fees............................................................30
   Suspension of Redemption or Delay in Payment...............................30
   Special Redemptions........................................................30
   Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege.......30
   Contingent Deferred Sales Charge--Class B Shares...........................31
   Contingent Deferred Sales Charge--Class C Shares...........................31
   Contingent Deferred Sales Charge--General..................................32
   Class A Shares--Combined Purchases.........................................32
   Class A Shares--Letter of Intent...........................................32
   Class A Shares--Cumulative Discount........................................32
   Class A Shares--Availability of Quantity Discounts.........................32
   Exchange Privilege.........................................................32

ADDITIONAL INFORMATION ABOUT THE INSTITUTIONAL INTERNATIONAL EQUITY FUND......34
   Summary of Ongoing Fees for Fund Shares....................................34
   Purchase of Fund Shares....................................................34
   General....................................................................34
   Share Certificates.........................................................34
   Redemptions................................................................34
   Suspension of Redemption or Delay in Payment...............................34
   Special Redemptions........................................................34

GENERAL TRUST INFORMATION.....................................................35
   Determination of Net Asset Value...........................................35
   Tax Status.................................................................35
   Retirement Plans...........................................................37
   Independent Auditors.......................................................38
   Legal Counsel..............................................................38
   Custodian..................................................................38
   Transfer Agent Services....................................................38
   Reports to Shareholders....................................................38

SHAREHOLDER RIGHTS............................................................38

TRUST HISTORY.................................................................39

FINANCIAL INFORMATION OF THE TRUST............................................39

                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Investment Advisor. As stated in the Prospectuses, William Blair & Company, L.L.C. ("Advisor") is the Trust's investment advisor and manager. Pursuant to an investment advisory and management agreement, the Advisor acts as each Fund's advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the advisory fee, each Fund pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's net assets. Expenses that will be borne directly by each Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


The advisory agreement with respect to the Funds was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on February 18, 2004 at a meeting called for that purpose. In considering approval of the advisory agreement, the Board evaluated all factors it considered to be relevant and determined that the advisory agreement was in the best interests of shareholders. With respect to the nature and quality of the services to be provided by the Advisor among other factors, the Board reviewed the functions to be performed by the Advisor, the personnel who would provide such services, the quality of the management services provided to the Trust and the Advisor's financial condition. The Board also reviewed composite performance of the Funds' portfolio management team that manages assets in substantially the same manner as the Funds, in comparison to a relevant market index. The Board reviewed a report prepared by an unaffiliated organization containing a variety of analyses of advisory fees and expense ratios of other mutual funds with an investment style similar to that of the Funds. The Board also considered the expected advisory fee, expense ratio and expense waiver for each Fund, concluding that such fee and expense ratio for the Fund were reasonable.


In reaching its conclusion as to the overall fairness of the advisory agreement, the Board concluded that the fee structure of the advisory agreement was reasonable given the anticipated profitability of the Advisor, economies of scale and benefits the Advisor derives from its relationship with the Trust. The Board further considered the anticipated initial small size of the Funds and that the Advisor would initially subsidize the Funds' operations. These matters were also considered by the independent trustees in executive session, who unanimously recommended approval of the advisory agreement to the full Board.

The advisory agreement continues in effect from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party; a Fund may terminate the agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of a Fund if the Advisor were determined to have breached the agreement. The agreement will terminate automatically upon assignment. The agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


Upon termination of the agreement and when so requested by the Advisor, the Trust will refrain from using the name "William Blair" in its name or in its business in any form or combination.

The International Equity Fund pays an advisory fee at a rate of 1.10% of the first $250 million of the Fund's average daily net assets; plus 1.00% of the Fund's average daily net assets over $250 million. The Advisor has entered into an agreement with the Trust to cap the Fund's Class I share expenses at 1.25% until April 30, 2005. For the Fund's Class A, B, C and N shares, the expenses will be capped at 1.25% plus any distribution and/or shareholder services fees. The Advisor may continue to waive fees thereafter. The Advisor may terminate the agreement at any time without penalty upon 60 days' written notice to the Trust. For a period of three years subsequent to the Fund's commencement of operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expense ratio for a class of shares of the Fund remains below the capped amount.

The Institutional International Equity Fund pays an advisory fee at a rate of 1.00% of the first $500 million of the Fund's average daily net assets; plus 0.95% of the next $500 million of the Fund's average daily net assets; plus 0.90% of the Fund's average daily net assets over $1 billion. The Advisor has entered into an agreement with the Trust to cap the Fund's expenses at 1.10% until April 30, 2005. The Advisor may continue to waive fees thereafter. The Advisor may terminate the agreement at any time without penalty upon 60 days' written notice to the Trust. For a period of three years subsequent to the Fund's commencement of operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the expense ratio for a class of shares of the Fund remains below the capped amount.

Distributor. Pursuant to an Underwriting Agreement, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, also is the principal underwriter and distributor ("Distributor") for the continuous offering of shares of each Fund and acts as agent of each Fund in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Funds' shares. The Distributor is not compensated under the Underwriting Agreement.

Pursuant to separate Distribution Agreements, the Distributor provides distribution services to the International Equity Fund. Each Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class of the International Equity Fund at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the International Equity Fund or by the Distributor upon 60 days' notice. Termination by the Trust with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a "majority of the outstanding voting securities" of the class of the International Equity Fund, as defined under the 1940 Act. The Distribution Agreement may not be amended for a class to increase the fee to be paid by the International Equity Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the International Equity Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

The International Equity Fund has also adopted plans under Rule 12b-1 ("Distribution Plans") that provide for fees to compensate the Distributor for distribution and services for Class B, Class C and Class N shares. For its services under the Distribution Plans, the Distributor receives a distribution fee from the International Equity Fund, payable monthly, at the annual rate of 0.75%, 0.75% and 0.25%, of average daily net assets attributable to Class B, Class C and Class N shares, respectively.

Each Distribution Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to reimbursement plans which reimburse only for expenses incurred. The Distributor may pay all or a portion of its fee to financial services firms who assist in distributing or promoting the sale of International Equity Fund shares.

From time to time, the Distributor and financial service firms it appoints may engage in activities which jointly promote the sales of shares of multiple William Blair Funds, the cost of which may not be readily identifiable or related to any one William Blair Fund. Generally, the distribution expenses attributed to such joint distribution activities will be allocated among each William Blair Fund on the basis of its respective net assets.

Each Distribution Plan continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan. Each Distribution Plan may be terminated for a class at any time without penalty or by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan or by vote of a majority of the outstanding securities of a class of the International Equity Fund. If a Distribution Plan is terminated in accordance with its terms, the obligation of the International Equity Fund to make payments to the Distributor pursuant to the Distribution Plan will cease and the International Equity Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the International Equity Fund to pay any expenses incurred by the Distributor in excess of its fees under a Distribution Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Distribution Plan may or may not be sufficient to reimburse the Distributor for its expenses incurred. The Distribution Plans may not be amended for a class to increase the fee to be paid by the International Equity Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the International Equity Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Plan.

The Board of Trustees considered various factors in making the determination that the Distribution Plans are reasonably likely to benefit the International Equity Fund and its shareholders, including: (1) the fact that the International Equity Fund would be primarily dependent for sales of its shares on broker-dealers which cannot be expected to sell International Equity Fund shares without compensation; (2) the likelihood that the Distribution Plans would stimulate sales of shares of the International Equity Fund and assist in increasing the asset base of the International Equity Fund; (3) the potential advantages to shareholders of the International Equity Fund of prompt and significant growth of the asset base of the International Equity Fund, including greater liquidity, more investment flexibility and achievement of greater economies of scale; (4) the formula pursuant to which the payment of fees under the Distribution Plans is determined; (5) the reasonableness of the fees to be paid under the Distribution Plans in view of the levels and types of services that the Distributor will provide; (6) the lack of reasonable alternative methods of distribution and payments thereof which would be equally effective; and (7) the fact that any significant increase in the asset value of the International Equity Fund would benefit the investment advisor of the International Equity Fund by increasing the fees payable to it.


Messrs. Balkin, Barber, Brewer, Bundy, Fischer, Fuller, Greig, Hanig, Jancosek, Jostrand, Kaplan, Lanphier, Mitchell, Ms. Price, Mr. Pusinelli, Ms. Seitz, Messrs. Sullivan, Truderung, Urbina and Vincent and Ms. Garavalia, who are trustees or officers of the Fund, are also principals or employees of the Advisor/Distributor as indicated under "Trustees and Officers." Such persons, as well as the Advisor/Distributor, have a direct or indirect financial interest in the Distribution Plans and related Distribution Agreements. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the Distribution Plans and related Distribution Agreements.

The Advisor/Distributor is a limited liability company, the affairs of which are controlled by all its principals, none of whom owns more than 25% of the firm. The Executive Committee of the firm is comprised of E. David Coolidge, III, John
R. Ettelson, Edgar D. Jannotta, Richard P. Kiphart, Albert J. Lacher, James D. McKinney, Carlette C. McMullan, Robert D. Newman and Michelle R. Seitz.

Other Payments to Third Parties and Affiliates. In addition to paying fees under the Distribution Plans, the Funds may pay service fees to third party intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds. In addition, the Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries.

Brokers at the Distributor, whose clients purchase shares of the Funds and hold those shares for a period of time receive from the Advisor (not the Funds) a one-time payment equal to 1% of the net asset value of the shares purchased.

Code of Ethics. The Trust and Advisor/Distributor have adopted a joint Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code also bans investment personnel from acquiring any securities in an initial public offering. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by a Fund. Finally, the Code provides for trading "black out" periods of seven calendar days for portfolio managers who may not trade in securities that have been purchased or sold by any mutual fund or other account managed by the portfolio manager. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.


Proxy Voting Policy. The Board of Trustees of the Trust has delegated proxy voting authority to the Advisor, who has agreed to vote the Funds' proxies according to the Advisor's proxy voting policies and procedures. The Advisor's Proxy Voting Policy Statement and Procedures (the "Proxy Voting Policy") provides that the Advisor will vote proxies solely in the best interest of its clients, including the Trust, in their capacity as shareholder of a company. The Proxy Voting Policy addresses, among other things, conflicts of interest that may arise between the interests of the Advisor and its affiliates and the interests of the Trust and sets forth the Advisor's procedures for voting proxies.

The Advisor's Domestic Proxy Voting Guidelines and International Proxy Voting Guidelines (the "Guidelines") set forth the Advisor's general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a "case-by-case" basis, the Advisor's proxy administrator will consult the Advisor's Proxy Policy Committee, which will review the issues and vote proxies based on information from the company, the Advisor's internal analysis and third party research services. Although the Guidelines set forth the Advisor's general position on various proposals, the Advisor may determine under some circumstances to vote contrary to those positions. The Advisor will report any such contrary votes to the Trust's Board of Trustees.


As indicated above, the Proxy Voting Policy describes the way in which the Advisor will address potential conflicts of interest. If any of the potential conflicts which the Advisor has identified in the Proxy Voting Policy arises with respect to a matter, the Proxy Policy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a "case-by-case" basis. In such case, the Proxy Policy Committee will vote consistent with the voting recommendation provided by Institutional Shareholder Services, an independent third party research provider.


In international markets where share blocking applies, the Advisor typically will not vote proxies due to liquidity constraints. Share blocking is the "freezing" of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and twenty days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or a Fund would not be able to sell a security if the portfolio manager believed it advisable if share blocking were in effect.

Information about how the Funds voted proxies will be available at the end of August 2004 for the period May 24, 2004 (commencement of operations) to June 30, 2004. Such information can be obtained by visiting the Trust's website at www.williamblairfunds.com or by visiting the SEC's website at www.sec.gov.


Trustees and Officers. The trustees and officers of the William Blair Funds, their ages, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.


                                            Interested Trustees

                                                                            Number of
                                         Term of                          Portfolios in
                                         Office/1/       Principal            Fund
                          Position(s)   and Length     Occupation(s)         Complex           Other
                           Held with     of Time       During Past 5       Overseen by     Directorships
     Name and Age            Fund         Served           Years             Trustee      Held by Trustee
----------------------  --------------  ----------  --------------------  -------------  -----------------
Conrad Fischer, 70*     Chairman of     Since 1987  Principal, William          12       Trustee Emeritus,
                        the Board of                Blair & Company,                     Chicago Child
                        Trustees                    L.L.C.; Partner, APM                 Care Society, a
                                                    Limited Partnership                  non-profit
                                                                                         organization

                                                                            Number of
                                         Term of                          Portfolios in
                                         Office/1/       Principal            Fund
                          Position(s)   and Length     Occupation(s)         Complex           Other
                           Held with     of Time       During Past 5       Overseen by     Directorships
     Name and Age            Fund         Served           Years             Trustee      Held by Trustee
----------------------  --------------  ----------  --------------------  -------------  -----------------
Michelle R. Seitz, 38*  Trustee         Since 2002  Principal, William          12               N/A
                        Senior Vice     Since 1999  Blair & Company,
                        President                   L.L.C.

-------------
* Mr. Fischer and Ms. Seitz are interested persons of the Trust because they are principals of William Blair & Company, L.L.C., the Trust's investment advisor and principal underwriter.


                                          Non-Interested Trustees


                                                                            Number of
                                         Term of                          Portfolios in
                                         Office/1/       Principal            Fund
                          Position(s)   and Length     Occupation(s)         Complex           Other
                           Held with     of Time       During Past 5       Overseen by     Directorships
     Name and Age            Fund         Served           Years             Trustee      Held by Trustee
----------------------  --------------  ----------  --------------------  -------------  -----------------
J. Grant Beadle, 71     Trustee         Since 1997  Formerly, Chairman          12       Formerly,
                                                    and Chief Executive                  Associate
                                                    Officer, Union                       Director,
                                                    Special Corporation,                 Northwestern
                                                    industrial sewing                    University
                                                    machine manufacturer                 Institute for The
                                                                                         Learning
                                                                                         Sciences; Oliver
                                                                                         Products Company,
                                                                                         manufacturer of
                                                                                         products for the
                                                                                         medical device,
                                                                                         food and graphics
                                                                                         markets; Batts
                                                                                         Group

Theodore A. Bosler, 69  Trustee         Since 1997  Formerly, Principal         12       Crystal Lake
                                                    and Vice President,                  Watershed Fund;
                                                    Lincoln Capital                      Desert Foothills
                                                    Management                           Land Trust,
                                                                                         Carefree,
                                                                                         Arizona;
                                                                                         Institute of
                                                                                         Chartered
                                                                                         Financial
                                                                                         Analysts

                                                                            Number of
                                         Term of                          Portfolios in
                                         Office/1/       Principal            Fund
                          Position(s)   and Length     Occupation(s)         Complex           Other
                           Held with     of Time       During Past 5       Overseen by     Directorships
     Name and Age            Fund         Served           Years             Trustee      Held by Trustee
----------------------  --------------  ----------  --------------------  -------------  -----------------
Ann P. McDermott, 64    Trustee         Since 1996  Board member and            12       Rush
                                                    officer for various                  Presbyterian St.
                                                    civic and charitable                 Luke's Medical
                                                    organizations over                   Center, Women's
                                                    the past thirty                      Board;
                                                    years; professional                  Northwestern
                                                    experience prior                     University,
                                                    thereto, registered                  Women's Board;
                                                    representative for                   University of
                                                    New York Stock                       Chicago, Women's
                                                    Exchange firm                        Board; Honorary
                                                                                         Director,
                                                                                         Visiting Nurse
                                                                                         Association;
                                                                                         Ravinia Festival
                                                                                         Woman's Board;
                                                                                         Director and
                                                                                         Past President,
                                                                                         Junior League of
                                                                                         Chicago

John B. Schwemm, 69     Trustee         Since 1990  Formerly, Chairman          12       USG Corporation,
                                                    and Chief Executive                  building
                                                    Officer, R.R.                        materials
                                                    Donnelley & Sons                     manufacturer;
                                                    Company                              Walgreen Co.

Donald L. Seeley, 60    Trustee         Since 2003  Director, Applied           12       Beverly
                                                    Investment                           Enterprises,
                                                    Management Program,                  Inc., provider
                                                    University of                        of eldercare and
                                                    Arizona Department                   rehabilitative
                                                    of Finance; Formerly                 services; Modem
                                                    Vice Chairman and                    Media, Inc.,
                                                    Chief Financial                      interactive
                                                    Officer, True North                  services company
                                                    Communications,
                                                    Inc., marketing
                                                    communications and
                                                    advertising firm

Robert E. Wood II, 65   Trustee         Since 1999  Formerly, Executive         12       Chairman,
                                                    Vice President,                      Add-Vision,
                                                    Morgan Stanley Dean                  Inc.; Chairman,
                                                    Witter                               Micro-Combustion,
                                                                                         LLC


----------
(1) Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement or removal as provided in the Trust's Declaration of Trust. Retirement occurs no later than at the conclusion of the first regularly scheduled Board meeting of the Trust's fiscal year that occurs after the Trustee's 72/nd/ birthday.

                                    Officers

                                                 Term of
                                                Office/2/          Principal
                               Position(s)      and Length       Occupation(s)
                                Held with        of Time         During Past 5
     Name and Age                 Fund            Served             Years
--------------------------   --------------   -------------   ------------------
Marco Hanig, 46              President        Since 1999      Principal, William
                                                              Blair & Company,
                                                              L.L.C.; former
                                                              Senior Vice
                                                              President, First
                                                              Chicago NBD
Michael P. Balkin, 45        Senior Vice      Since 2000      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Rocky Barber, 52             Senior Vice      Since 1988      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Karl W. Brewer, 37           Senior Vice      Since 2000      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Harvey H. Bundy, III, 59     Senior Vice      Since 2003      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Mark A. Fuller, III, 47      Senior Vice      Since 1993      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
W. George Greig, 51          Senior Vice      Since 1996      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Michael A. Jancosek, 44      Senior Vice      Since 2004      Principal, William
                             President                        Blair & Company,
                             Vice President   Since 2000      L.L.C.; former
                                                              Vice President,
                                                              First Chicago NBD
John F. Jostrand, 50         Senior Vice      Since 1999      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
James S. Kaplan, 43          Senior Vice      Since 2004      Principal, William
                             President                        Blair & Company,
                             Vice President   Since 1995      L.L.C.
Robert C. Lanphier, IV, 47   Senior Vice      Since 2003      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
David S. Mitchell, 44        Senior Vice      Since 2004      Principal, William
                             President                        Blair & Company,
                             Vice President   Since 2003      L.L.C.
Capucine E. Price, 39        Senior Vice      Since 2004      Principal, William
                             President                        Blair & Company,
                             Vice President   Since 2003      L.L.C.
Gregory J. Pusinelli, 45     Senior Vice      Since 1999      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.

                                                 Term of
                                                Office/2/          Principal
                               Position(s)      and Length       Occupation(s)
                                Held with        of Time         During Past 5
     Name and Age                 Fund            Served             Years
--------------------------   --------------   -------------   ------------------
Norbert W. Truderung, 51     Senior Vice      Since 1992      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Jeffrey A. Urbina, 49        Senior Vice      Since 1998      Principal, William
                             President                        Blair & Company,
                                                              L.L.C.
Christopher J. Vincent, 49   Senior Vice      Since 2004      Principal, William
                             President                        Blair & Company,
                             Vice President   Since 2002      L.L.C.; former
                                                              Managing
                                                              Director/Senior
                                                              Portfolio Manager,
                                                              Zurich Scudder
                                                              Investments
Terence M. Sullivan, 60      Vice             Since 1987      Associate, William
                             President and                    Blair & Company,
                             Treasurer                        L.L.C.
Colette M. Garavalia, 43     Secretary        Since 2000      Associate, William
                                                              Blair & Company,
                                                              L.L.C.; former
                                                              Assistant Vice
                                                              President, Scudder
                                                              Kemper Investments


----------
(2)  The Trust's officers are elected annually by the Trustees.

Board of Trustees. Under the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust's business and affairs. The Board is currently comprised of eight trustees, six of whom are classified under the 1940 Act as "non-interested" persons of the Trust and are often referred to as "independent trustees." The Board has three standing committees - an Audit Committee, a Nominating and Governance Committee and a Valuation Committee.

The Audit Committee monitors the Trust's accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors. The members of the Audit Committee, all of whom are independent trustees, include Messrs. Schwemm (Chairman), Beadle, Bosler, Seeley and Wood and Ms. McDermott. The Audit Committee held four meetings in 2003.


The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust's Board Governance and Procedures Guidelines. The members of the Nominating and Governance Committee, all of whom are independent trustees, include Messrs. Beadle (Chairman), Bosler, Schwemm, Seeley and Wood and Ms. McDermott. Pursuant to the Trust's Governance Procedures and Guidelines, shareholders may submit suggestions for Board candidates by sending a resume of the candidates to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held two meetings in 2003.


The Valuation Committee is responsible for determining the fair value of the Fund's securities or other assets under the circumstances specified in the Trust's Valuation Procedures. The members of the Valuation Committee include Mr. Fischer (interested trustee) and Mr. Wood (independent trustee). Mr. Bosler, who is also an independent trustee, will serve in the place of Mr. Wood in the event that he is unavailable for a Valuation Committee meeting. The Valuation Committee held four meetings in 2003.

Trustee Compensation. Trustees who are not affiliated with the Advisor receive an annual fee of $12,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for each committee meeting held on a different day from a board meeting. The trustees receive one-half of the annual fee in cash and the other half is invested in Fund shares as directed by the trustees. The trustees and officers affiliated with the Advisor received no compensation from the Trust.

The following table sets forth the compensation earned from the Trust for the fiscal year ended December 31, 2003 by trustees who are not affiliated with the
Advisor:




                                          Pension or
                                          Retirement
                                           Benefits    Estimated
                                            Accrued     Annual
                            Aggregate     As Part of   Benefits
                           Compensation     Trust       Upon          Total
       Trustee            from the Trust   Expenses   Retirement  Compensation
------------------------  --------------  ----------  ----------  ------------
J. Grant Beadle.........  $       36,000  $        0  $        0  $     36,000
Theodore A. Bosler......  $       37,500  $        0  $        0  $     37,500
Ann P. McDermott........  $       36,000  $        0  $        0  $     36,000
John B. Schwemm.........  $       33,000  $        0  $        0  $     33,000
Donald L. Seeley/*/.....  $        9,000  $        0  $        0  $      9,000
Robert E. Wood II.......  $       36,000  $        0  $        0  $     36,000
                          --------------  ----------  ----------  ------------
                          $      187,500  $        0  $        0  $    187,500


----------
*    Mr. Seeley was elected to the Board of Trustees effective October 1, 2003.


Trustees' and Officers' Holdings of Fund Shares. The following table sets forth, for each trustee, the dollar range of shares in the Funds as of December 31, 2003, as well as the aggregate dollar range of shares in the Trust as of the same date. Values in the table are as of April 6, 2004.

                                             Name of Trustee and Dollar Range of Fund Shares Owned
                           ---------------------------------------------------------------------------------------
                                 Interested Trustees                            Non-Interested Trustees
                           -------------------------------  ------------------------------------------------------
                              F.                    J.                                                     Robert
                            Conrad     Michelle    Grant     Theodore     Ann P.    John B.    Donald        E.
     Name of Fund           Fischer    R. Seitz   Beadle     A. Bosler  McDermott   Schwemm   L. Seeley   Wood II
-------------------------  ---------  ---------  ---------  ----------  ---------  ---------  ---------  ---------
International Equity
 Fund....................  None/(1)/  None/(1)/  None/(1)/   None/(1)/  None/(1]/  None/(1)/  None/(1)/  None/(1)/
Institutional
 International
 Equity Fund.............  None/(1)/  None/(1)/  None/(1)/   None/(1)/  None/(1]/  None/(1)/  None/(1)/  None/(1)/
Aggregate Dollar Range
 of Trust Shares             Over       Over       Over        Over       Over       Over        $1-     $50,000-
 Owned...................   $100,000   $100,000   $100,000   $100,000   $100,000   $100,000    $10,000   $100,000

----------
/(1)/ The Funds commenced operations on May 24, 2004.

As of May 24, 2004, the Trust's trustees and officers, as a group, did not own any of the outstanding shares of the Funds.

Principal Shareholders. The Funds commenced operations on May 24, 2004. Accordingly, as of the date hereof, no person owned 5% or more of the outstanding shares of either Fund.


Trustees' Holdings in the Advisor and Certain Affiliates. In addition to investing in the various Funds of the Trust, independent trustees may invest in limited partnerships that are managed by the Advisor or an affiliate of the Advisor. The independent trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Advisor also invest. In addition, Mr. Beadle, Mr. Bosler, Ms. McDermott, Mr. Schwemm and Mr. Seeley employ the Advisor to manage assets that they control.

The following table sets forth, as of December 31, 2003, the beneficial or record ownership of the securities of the Advisor or any entity other than another registered investment company, controlling, controlled by or under common control with the Advisor. This information is provided for each independent trustee, as applicable, and his or her immediate family members.

                       Name of Owners
                      and Relationships                                Title      Value of       Percent of
Name of Trustee          to Trustee                  Company          of Class  Securities/(2)/    Class
----------------  --------------------------  ----------------------  --------  ---------------  ----------
Ann P. McDermott  McDermott Brothers, a       William Blair Capital      (1)    $       247,939        0.55%
                  general partnership         Partners V, L.P.
                  between John H. McDermott
                  (husband) and Robert B.
                  McDermott (brother-in-law)
                                              William Blair Capital      (1)    $       498,518        0.45%
                                              Partners VI, L.P.
                                              William Blair Capital      (1)    $       703,565        0.41%
                                              Partners VII, QP, L.P.
                                              William Blair New          (1)    $       113,395        1.29%
                                              World Ventures, L.P.

----------
(1)  Interests in limited partnerships or limited liability company.
(2)  Values are based on estimated fair market values as of December 31, 2003.

Brokerage and Fund Transactions. Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Advisor. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Advisor's other clients.

Portfolio transactions may increase or decrease the return of a Fund depending upon the Advisor's ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio's monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). A Fund's turnover rate will also vary from year to year depending on market conditions.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and which include the net price, the confidentiality, reliability, integrity, the size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Advisor determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Advisor's other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Advisor may assign the transaction to a broker that has furnished research services, but the Advisor has no agreement, formula or policy as to allocation of brokerage. The Advisor may place orders with a broker on the basis that the broker has or has not sold shares of the Funds.

The Trust may pay to brokers that provide research services to the Advisor a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Advisor's overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Advisor's other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Advisor's own efforts, which are undiminished thereby. The Advisor does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Advisor's other clients. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Advisor receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Advisor, general economic conditions, pertinent Federal and State legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Advisor.


No brokerage commissions were paid by the Funds during the fiscal year ended December 31, 2003, because the Funds did not commence operations until May 24, 2004.


Generally, the investment decisions for the Fund are reached independently from those for other accounts managed by the Advisor. However, some other accounts may make investments in the same type of instruments or securities as the Funds at the same time as the Funds. Such other accounts may include private investment funds operated by the Advisor which compete directly with the Funds for securities - particularly those sold in private placements or initial public offerings ("IPOs"); the Advisor and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the Funds. In those instances where a Fund and another client of the Advisor trade in the same type of instrument at the same time, the Advisor has established allocation procedures to allocate such trades among its various clients and the Fund equitably. In some cases this procedure may affect the size or price of the position obtainable for a Fund. However, it is the opinion of the Board of Trustees that the benefits available because of the Advisor's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

Although the Advisor may execute portfolio transactions for the Funds under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted and reviewed periodically by the Board of Trustees, the Advisor or any affiliated broker-dealer of the Advisor is not compensated for executing portfolio transactions for the Funds. The Funds may purchase securities from other members of an underwriting syndicate of which the Advisor or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted by the Board of Trustees.

                      INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions that, along with its investment objective, cannot be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the limitations unless, immediately after or as a result of the investment, a violation of the restriction occurs. There can be no assurance that a Fund will meet its investment objective.

The following fundamental investment restrictions apply to each Fund:

Concentration. The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, (or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Senior Securities and Borrowing. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are each Fund's non-fundamental operating policies, which may be changed by the Trust's Board of Trustees without shareholder approval.

The Fund may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the portfolio's total assets would be invested in the securities of that issuer or (ii) the portfolio would hold more than 10% of the outstanding voting securities of that issuer.

(2) Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(3) Sell securities short, unless the portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(4) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

Under normal market conditions, each Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Each Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

                             INVESTMENT PRACTICES

The Prospectus describes each Fund's investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus, including the Investment Glossary at the end of the Prospectus.

Borrowings. Note: Presently, the Funds only intend to borrow from banks for temporary or emergency purposes. However, the Funds may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Derivative Instruments. In General. The Funds may use derivative instruments solely for the purpose of bona fide hedging or risk management. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Funds may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterpart of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterpart. OTC transactions are subject to additional risks, such as the credit risk of the counterpart to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to a Fund and the shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of a Fund's entire portfolio and investment objective.

(2) Credit Risk. The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterpart to comply with the terms of a derivative instrument. The counterpart risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterpart to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterpart will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Funds will enter into transactions in derivative instruments only with counter parties that the Advisor reasonably believes are capable of performing under the contract.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterpart of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Funds might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterpart to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterpart that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Funds' ability to use derivative instruments may be limited by certain tax considerations.

The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Trust includes representations that the Funds will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Funds may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of a Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging a Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of a Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered." The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

In some cases, a Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when a Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

Options. The Funds may use options for any bona fide hedging or risk management purpose. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Funds may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Funds may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate an obligation under a call or put option that they had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option they had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the other party to the transaction ("counterpart") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counterpart to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterpart to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterpart, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterpart, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds also may engage in options transactions as described above on securities indices and other financial indices and in so doing can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. The Funds may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

The Funds may use futures contracts solely for the purpose of bona fide hedging or risk management. A Fund's primary purpose in entering into futures contracts is to protect it from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund was unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Swap Agreements. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Funds anticipate purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceed a specified rate or amount, or "cap;" floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or "floor;" and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements interest or values exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpart will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterpart. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the "Code") may limit the Funds' ability to use swap agreements. The swaps market is largely unregulated.

The Funds will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Funds' investment objective and permitted by the Funds' investment limitations, operating policies, and applicable regulatory authorities.

Foreign Securities. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the Funds will not be registered with the Securities and Exchange Commission (the "SEC"), nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. A Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Funds must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the portfolio may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the portfolio would be subject.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Investments in some foreign countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in certain foreign countries.

The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Foreign securities may be purchased through depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") Global Depository Receivables ("GDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of the Funds' investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Forward Foreign Currency Transactions. The foreign securities held by the Funds will usually be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Funds may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's securities are denominated may have a detrimental impact on the Fund.

The Funds may enter into forward foreign currency contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Funds will not engage in foreign currency contracts in which the specified future date is more than one year from the time of entering into the contract. In addition, a Fund will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities which the Fund holds or intends to purchase. Thus, a Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund securities or other assets denominated in that currency.

A Fund may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, a Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

A Fund may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if the portfolio held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, a Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, the portfolio may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates a Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund realizes a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the portfolio owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the portfolio will depend on the ability of the portfolio's investment manager to accurately predict future currency exchange rates.

Foreign Currency Futures. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the portfolio) which trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission ("CFTC") regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profits and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

Illiquid Securities. Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Advisor to deem Section 4(2) commercial paper liquid only if the Advisor determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristic, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to a Fund's foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Funds may invest in the shares of investment companies, which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Funds would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of a Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows each Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, a Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor does not receive an advisory fee from the Ready Reserves Fund for managing the uninvested cash of the Funds.

Lending. While each Fund has the authority to lend portfolio securities, it has no current intention to do so. The risks associated with lending portfolio securities are similar to those of entering into repurchase agreements.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that the Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by a Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker-dealers and banks with which a Fund enters into repurchase agreements. The Funds may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, to protect liquidity.


Temporary Defensive Position. Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated non-normal market conditions, including adverse economic, financial, political and social factors. Generally the Funds will remain fully invested and the Advisor will not attempt to time the market. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. The types of securities that might be acquired and held for defensive purposes by the Funds could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that a Fund's defensive strategy is no longer warranted, the Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.


Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions. The Funds may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When a Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. A Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund's investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, a Fund will segregate cash or liquid securities equal to the value of such contracts.

      ADDITIONAL INFORMATION ABOUT INTERNATIONAL EQUITY FUND SHARE CLASSES

Purchases

Purchase of Shares--Alternative Purchase Arrangements. Class A shares of the International Equity Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares at the end of the seventh year after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class N shares are sold to investors without an initial sales charge or a contingent deferred sales charge but have higher ongoing expenses than Class I shares. Class I shares are sold to investors without an initial sales charge or a contingent deferred sales charge, and have lower ongoing expenses than Class N shares. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C, Class N or Class I shares.

Class A, Class B and Class C shares are not currently offered.

The primary distinctions among the classes of the International Equity Fund's shares lie in their initial and contingent deferred sales charge structure and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees and shareholder services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                      Annual
                                        Annual     Shareholder
                                      12b-1 Fees   Service Fees
                                      (as a % of    (as a % of
                                       average       average
                                      daily net      daily net           Other
                Sales Charge           assets)        assets)         Information
          -------------------------   ----------   ------------   ---------------------
Class A   Maximum initial sales             None           0.25%  Initial sales charge
          charge of 5.75% of the                                  waived or reduced
          public offering price                                   for certain
                                                                  purchases
Class B   Maximum contingent                0.75%          0.25%  Shares convert to
          deferred sales charge of                                Class A shares seven
          5.00% of the value of the                               years after issuance
          original purchase price
          or sales proceeds,
          whichever is lower;
          declines to zero after
          six years
Class C   Contingent deferred sales         0.75%          0.25%  No conversion feature
          charge of 1% of
          redemption proceeds for
          redemptions made during
          first year after purchase
Class N   None                              0.25%          None   None, subject to
                                                                  certain conditions
Class I   None                              None           None   None, subject to
                                                                  certain conditions

Eligibility. In addition to the eligibility requirements set forth in the prospectus, the following types of investors may invest in the following classes of shares:

Class I:

(1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans; and

(2) investment companies managed by the Advisor that invest primarily in other investment companies.

     Share certificates will not be issued for any Share Class.

Distribution Fees. The International Equity Fund has adopted plans under Rule 12b-1 ("Distribution Plans") that provide for fees to compensate the Distributor for distribution and services for Class B, Class C and Class N shares. Because Rule 12b-1 fees are paid out of International Equity Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and can cost more than other types of sales charges.

For its services under the Distribution Plans, the Distributor receives a distribution fee from the International Equity Fund, payable monthly, at the annual rate of 0.75%, 0.75% and 0.25%, of average daily net assets attributable to Class B, Class C and Class N shares, respectively, of the International Equity Fund.

Shareholder Service Fees. Shareholder services are provided to the International Equity Fund's Class A, Class B and Class C shares under a Shareholder Services Agreement with the Distributor. The Distributor bears all its expenses of providing services pursuant to the Shareholder Services Agreement, including the payment of shareholder service fees. The International Equity Fund pays the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of Class A, Class B and Class C shares of the International Equity Fund.

Summary of Ongoing Fees for Class A Shares. Under a Shareholder Service Agreement, the International Equity Fund pays a shareholder services fee to the Distributor, payable monthly, at an annual rate of 0.25% of average daily net assets of the International Equity Fund attributable to Class A shares. The fee is accrued daily as an expense of Class A shares.

Summary of Ongoing Fees for Class B Shares. Under a Distribution Plan, the International Equity Fund pays a distribution fee to the Distributor, payable monthly, at the annual rate of 0.75% of average daily net assets of the International Equity Fund attributable to Class B shares. Under a Shareholder Service Agreement, the International Equity Fund also pays to the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of the International Equity Fund attributable to Class B shares. Both fees are accrued daily as an expense of Class B shares.

Summary of Ongoing Fees for Class C Shares. Under a Distribution Plan, the International Equity Fund pays a distribution fee to the Distributor, payable monthly, at an annual rate of 0.75% of average daily net assets of the International Equity Fund attributable to Class C shares. Under a separate Shareholder Services Agreement, the International Equity Fund also pays to the Distributor a shareholder services fee, payable monthly, at an annual rate of 0.25% of average daily net assets of the International Equity Fund attributable to Class C shares. Both fees are accrued daily as an expense of Class C shares.

Summary of Ongoing Fees for Class N Shares. Under a Distribution Plan, the International Equity Fund pays a distribution fee to the Distributor, payable monthly, at the annual rate of 0.25% of average daily net assets of the International Equity Fund. The fee is accrued daily as an expense of Class N shares.

Summary of Ongoing Fees for Class I Shares. The International Equity Fund does not pay a distribution or shareholder services fee for Class I shares.

Initial Sales Charge Alternative-Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below:

                                          Sales Charge
                           ------------------------------------------
                                                          Allowed to
                                                           Dealers
                               As a           As a           as a
                            Percentage     Percentage     Percentage
                            of Offering      of Net      of Offering
  Amount of Purchase           Price      Asset Value*     Price***
------------------------   ------------   ------------   ------------
$0 - $49,999............           5.75%          6.10%          5.00%
$50,000 - $99,999.......           4.50%          4.71%          3.75%
$100,000 - $249,999.....           3.50%          3.63%          2.75%
$250,000 - $499,999.....           2.50%          2.56%          2.00%
$500,000 - $999,999.....           2.00%          2.04%          1.75%
$1 million and over**...           0.00%          0.00%          1.00%

----------
*    Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***  Commission is payable by the Distributor as discussed below.

Class A shares of the International Equity Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which William Blair or an affiliate does not serve as investment manager ("non-William Blair Fund") provided that:
(a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-William Blair Fund shares, and (b) the purchase of International Equity Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The Distributor may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-William Blair Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of the International Equity Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in the International Equity Fund or other William Blair Funds listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege" below.

Because there are nominal sales efforts associated with their purchases, Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Trust, its investment manager, its principal underwriter or certain affiliate companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with the Distributor and officers, directors and employees of service agents of the Trust, for themselves or their spouses or dependent children; and (c) any trust, pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide services related to order placement and payment to facilitate transactions in shares of the William Blair Funds for their clients pursuant to an agreement with the Distributor or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase International Equity Fund Class A shares at net asset value hereunder. Class A shares of the International Equity Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by the Distributor, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the Advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the International Equity Fund. The International Equity Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

Class B shares of the International Equity Fund will automatically convert to Class A shares of the same fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for the Distributor to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's International Equity Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the International Equity Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Contingent Deferred Sales Charge -- Class C Shares" below.

Purchase of Class N and Class I Shares. The public offering price of the Class N and Class I shares of the International Equity Fund is the next determined net asset value. No initial sales charge or contingent deferred charge is imposed. Since Class N and Class I shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class N and Class I shares for the investor's account.

Fees Paid by Distributor to Service Firms. The Distributor may enter into related arrangements with various broker-dealer firms and other service firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of the International Equity Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the International Equity Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. The Distributor also may provide some of the above services and retains any portion of the fee under the Shareholder Services Agreement not paid to firms. Currently, the shareholder services fee payable to the Distributor is based upon all International Equity Fund assets.

Class A Shares. The International Equity Fund receives the entire net asset value of all its Class A shares sold. The Distributor retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers (up to 5.00%) is set forth in the table in "Initial Sales Charge Alternative -- Class A shares" above. Upon notice to all dealers with whom it has sales agreements, the Distributor may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Distributor may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the International Equity Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to 1.00% of the net asset value of shares sold. For purposes of determining the appropriate commission percentage to be applied to a particular sale, the Distributor will consider the cumulative amount invested by the purchaser in the International Equity Fund and other funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the International Equity Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another asset value purchase privilege also applies.

For periods after the first year, the Distributor intends to pay firms for sales of Class A shares a shareholder services fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class A shares. The fee will continue until terminated by the Distributor or the International Equity Fund.

Class B Shares. For Class B shares, the Distributor receives any contingent deferred sales charges but may compensate firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00%. For periods after the first year, the Distributor intends to pay firms for sales of Class B shares a shareholder services fee, payable quarterly, at an annual rate of 0.25% of net assets attributable to Class B shares. The fee will continue until terminated by the Distributor or the International Equity Fund.

Class C Shares. The Distributor currently intends to pay firms for sales of Class C shares a distribution and shareholder services fee of an initial 1.00% of the sale price at the time of sale and a periodic fee beginning one year after the sale, payable quarterly, at an annual rate of 1.00% of net assets attributable to Class C shares. The Distributor retains any contingent deferred sales charge on Class C shares.

Class N Shares. The Distributor, in its discretion, may compensate firms, payable quarterly, at an annual rate up to 0.25% of the net assets attributable to Class N shares.

General. Banks and other financial services firms may provide services related to order placement and payment to facilitate transactions in shares of the International Equity Fund for their clients, and the Distributor may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the International Equity Fund.





Orders for the purchase of shares of the International Equity Fund will be confirmed at a price based on the net asset value of the International Equity Fund next determined after receipt by the Distributor or the International Equity Fund's agent of the order in proper form and accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The International Equity Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.


Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the International Equity Fund's shares. Some may establish a higher minimum investment requirement than set forth above. Firms may arrange with their clients for other investments or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the International Equity Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the International Equity Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the International Equity Fund through the Distributor for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their client's accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and reimbursement of cash dividends. Such firms may receive compensation from the International Equity Fund through the Distributor for these services. This statement of additional information should be read in connection with such firms' material regarding their fees and services.

The International Equity Fund reserves the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, the International Equity Fund may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of the International Equity Fund normally are permitted to continue to purchase additional shares of the International Equity Fund and to have dividends reinvested.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the International Equity Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the International Equity Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversion of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described herein.

The Trust has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than the Distributor to accept purchase and redemption orders for the International Equity Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the International Equity Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Trust and the broker, ordinarily orders will be priced at the International Equity Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the International Equity Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of the International Equity Fund at any time for any reason.

Redemption Fees. The International Equity Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. Therefore, the International Equity Fund reserves the right to charge, at its discretion, a redemption fee of 2.00% on Class N and Class I shares redeemed with 60 days of purchase in circumstances where the International Equity Fund believes the redemption may adversely affect the International Equity Fund's performance or shareholders. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the International Equity Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the International Equity Fund may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

Suspension of Redemption or Delay in Payment. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of each Fund's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Trust's shareholders.

Special Redemptions. Although it is the present policy of the International Equity Fund to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the International Equity Fund will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the International Equity Fund is obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record.

Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege. A contingent deferred sales charge may be imposed upon redemption of Class A shares of the International Equity Fund that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457, provided in each case that such plan has not less than 200 eligible employees; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) redemptions under the International Equity Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (e) redemptions of shares whose dealer of record at the time of the investment notifies the Distributor that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge--Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares of the International Equity Fund. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the original purchase price or sales proceeds, whichever is lower.

  Year of Redemption     Contingent Deferred
    After Purchase          Sales Charge
----------------------   -------------------
First.................                  5.00%
Second................                  4.00%
Third.................                  3.00%
Fourth................                  3.00%
Fifth.................                  2.00%
Sixth.................                  1.00%
Seventh...............                  0.00%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan for up to 10% of net assets annually (see "Special Features -- Systematic Withdrawal Plan" below),
(d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 591/2 and (e) for redemptions to satisfy required minimum distributions after age 701/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair Funds' IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount recordkeeping system made available by the Distributor: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the International Equity
Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge--Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares of the International Equity Fund if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the original purchase price or sales proceeds, whichever is lower. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account, see "Special Features -- Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 591/2,
(e) for redemptions to satisfy required minimum distributions after age 701/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's William Blair Funds' IRA accounts), (f) for any participant-directed redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Distributor and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to William Blair Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

Contingent Deferred Sales Charge--General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the International Equity Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 4.00% ($40) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December 2004 will be eligible for the second year's charge if redeemed on or after December 1, 2005. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. The Distributor receives any contingent deferred sales charge directly.

Special Features.

Class A Shares--Combined Purchases. The International Equity Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any William Blair Fund.

Class A Shares--Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchase of the International Equity Fund made by any purchaser within a 12-month period under a written Letter of Intent ("Letter") provided by the Distributor. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Distributor may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of the William Blair Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

Class A Shares--Cumulative Discount. Class A shares of the International Equity Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the International Equity Fund being purchased, the value of all Class A shares of the William Blair Funds (computed at the maximum offering price at the time of purchase for which the discount is applicable) already owned by the investor.

Class A Shares--Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B, Class C, Class N and Class I shares of the International Equity Fund may exchange their shares for shares of the corresponding class of other William Blair Funds in accordance with the provisions below.

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

Class A Shares. Class A shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another William Blair Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of a Fund may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of a Fund may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received, by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

Class N Shares. Class N shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class I Shares. Class I shares of the William Blair Funds may be exchanged for each other at their relative net asset values. However, clients of William Blair & Company, L.L.C. whose shares were converted into Class I shares on September 30, 1999 may exchange their Class I shares only for the Class I shares of another Fund whose shares they held on September 30, 1999 and which shares were converted into Class I shares; otherwise, such clients may only exchange their Class I shares for Class N shares of another Fund.

General. Exchanges are effected by redeeming your shares of the International Equity Fund and purchasing shares of another William Blair Fund or William Blair Funds. Exchanges within 60 days of purchase from Class N or Class I shares of the William Blair equity funds will be subject to a 1.00% redemption fee, and exchanges within 60 days of purchase from Class N or Class I shares of the William Blair international funds will be subject to a 2.00% redemption fee. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other Fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request to William Blair, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Distributor will honor requests by telephone subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for the funds that are available for sale in the shareholder's state of residence.

    ADDITIONAL INFORMATION ABOUT THE INSTITUTIONAL INTERNATIONAL EQUITY FUND

Summary of Ongoing Fees for Fund Shares. The Institutional International Equity Fund does not pay a distribution or shareholder services fee.

Purchase of Fund Shares. The public offering price of the shares of the Institutional International Equity Fund is the next determined net asset value. No initial sales charge or contingent deferred charge is imposed. Since Institutional International Equity Fund shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Institutional International Equity Fund shares for the investor's account.

General. Orders for the purchase of shares of the Institutional International Equity Fund will be confirmed at a price based on the net asset value of the Institutional International Equity Fund next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Institutional International Equity Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

The Institutional International Equity Fund reserves the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, the Institutional International Equity Fund may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of the Institutional International Equity Fund normally are permitted to continue to purchase additional shares of the Institutional International Equity Fund and to have dividends reinvested.


If purchases or redemptions of the Institutional International Equity Fund's shares are arranged and settlement is made at an investor's election through an authorized NASD member, that member may, at its discretion, charge a fee for that service. The Fund and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of the Institutional International Equity Fund at any time for any reason.


Share Certificates. Share certificates will not be issued for Institutional International Equity Fund shares.

Redemptions. The Institutional International Equity Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements

Suspension of Redemption or Delay in Payment. The Institutional International Equity Fund may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of the Institutional International Equity Fund's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Fund's shareholders.

Special Redemptions. Although it is the present policy of the Institutional International Equity Fund to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Institutional International Equity Fund will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the

Institutional International Equity Fund is obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record.


                           GENERAL TRUST INFORMATION


Determination of Net Asset Value. Net asset value is determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time). Net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value is not required to be computed on a day when no orders to purchase shares were received and no shares were tendered for redemption.

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price, or in the absence of a recent sale on the date of determination, at the latest bid price.


Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.


Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.


Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

Tax Status. The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service either retroactively or prospectively. Investors are therefore advised to consult with their tax advisors before making an investment in the Funds.

Each series (Fund) of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, the Funds generally will not be subject to federal income tax on their taxable income (including net short-term and long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, the Funds would be subject to federal income tax (currently at a maximum rate of 35%) on any undistributed taxable income.

Each Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a 4% nondeductible federal excise tax. The required distribution generally is the sum of (1) at least 98% of a Fund's ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year, and (3) the sum of all undistributed ordinary income and capital gain net income from any prior year, less any over-distribution from any prior year.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, such Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such event, a Fund's distributions, to the extent derived from its current or accumulated earning and profits, would generally constitute dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, individual and other non-corporate shareholders generally would be able to treat such distributions as "qualified dividend income" eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2008.

The Trust is required to withhold federal income tax at a current rate of 28% (commonly called "backup withholding") from taxable distributions to shareholders that do not provide the Fund with a taxpayer identification (social security) number or in other circumstances where shareholders have failed to comply with requirements contained in the Code or regulations thereunder.

Special tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of a Fund's securities. Specifically, the mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain forward contracts, futures and foreign currency futures held by a Fund at the end of the Trust's tax year. Under these provisions, 60% of any gain or loss deemed to be recognized will generally be treated as long-term capital gain or loss, and 40% of any gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. The Funds have elected to mark-to-market their investments in passive foreign investment companies for federal income tax purposes.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are generally subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if a Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased.

The Funds may qualify for and make an election permitted under the "pass through" provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders instead of on its own tax return. To be eligible for this credit, more than 50% of the value of the Fund's total assets at the close of its taxable year must consist of stock or securities in foreign corporations, and the Fund must have distributed at least 90% of its (i) investment company taxable income and (ii) net tax-exempt interest income for such taxable year.

If a Fund makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. Instead, each shareholder would include in his, her or its gross income, and treat as paid by such shareholder, his, her or its proportionate share of the foreign taxes paid by the Fund and may take either a credit or deduction (as applicable) for such foreign taxes.

If the U.S. government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the International Growth Fund, the Board of Trustees will promptly review such Fund's policies to determine whether significant changes in its investments are appropriate.

Non-U.S. investors who invest in a Fund which is not treated as being effectively connected with the conduct of a U.S. trade or business, will generally be subject to U.S. federal income tax treatment that is different from that described above and in the prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as dividends from the Fund, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, and to 30% backup withholding on certain other payments from a Fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in a Fund.

Retirement Plans. The International Equity Fund offers a variety of retirement investment programs whereby contributions are invested in shares of the International Equity Fund and any income dividends or capital gain distributions are reinvested in additional full and fractional shares of the International Equity Fund.


Individual Retirement Accounts. One type of tax-deferred retirement plan that may hold shares in the International Equity Fund is an Individual Retirement Account ("IRA"). There are three kinds of IRAs that an individual may establish: traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts, formerly known as an education IRA. With a traditional IRA, an individual may be able to make a deductible contribution equal to the lesser of $3,000 (or $3,500 for those persons age 50 or older before the close of the tax year) ($4,000 for
2005) or, if less, the amount of the individual's earned income, for any taxable year prior to the year the individual reaches age 701/2 by the end of the taxable year if neither the individual nor his or her spouse is an active participant in certain employer-sponsored retirement plans. An individual who is (or who has a spouse who is) an active participant in an employer-sponsored retirement plan may not be able to deduct the full amount of the IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (and spouse's, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, the individual may nonetheless make nondeductible contributions up to the lower of $3,000($4,000 for 2005) or 100% of earned income for that year. A spouse also may contribute up to $3,000 (or $3,500 for those 50 and over), as long as the spouses' joint earned income is at least $6,000. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may generally be rolled over into a traditional IRA tax-free if such amounts are rolled over within 60 days after receipt of the distribution.

With a Roth IRA, an individual may make only nondeductible contributions; an individual can make contributions equal to the lesser of $3,000 (or $3,500 for those age 50 and older) or the amount of the individual's earned income for any taxable year, reduced by the amount of contributions for the tax year made to all other IRAs; but only if the individual's (and spouse's, if applicable) adjusted gross income for the year is less than $95,000 for single individuals or $150,000 for married individuals. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons filing jointly. Contributions to a Roth IRA may be made even after the individual attains age 701/2. Distributions from a Roth IRA that satisfy certain requirements will not be includable in income when received. Distributions of earnings not satisfying these requirements will generally be taxable. Certain taxpayers with adjusted gross income of $100,000 or less generally may elect to convert a traditional IRA into a Roth IRA. The full taxable amount held in the traditional IRA that is converted into a Roth IRA will be taxable in the year of the conversion.

A Coverdell Education Savings Account ("CESA") provides a method for saving for the higher education expenses of a child; it is not designed for retirement savings. Generally, amounts held in a CESA may be used to pay for qualified higher education expenses at an eligible (post-secondary) educational institution. However, a CESA can also be used to cover certain qualified elementary and secondary expenses. An individual may contribute to a CESA for the benefit of a child under 18 years old if the individual's income does not exceed certain limits. The maximum contribution for the benefit of any one child is $2,000 per year. Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified higher education expenses of the beneficiary (or transferred to a CESA of a qualified family member) generally will not be taxable. This income exclusion, however, may not be available in any year in which the HOPE Credit or the Lifetime Learning Credit is claimed. Certain other withdrawals may be subject to tax.


Please call the Trust to obtain information regarding the establishment of an IRA or a CESA. An IRA plan custodian may charge fees in connection with establishing and maintaining such accounts. An investor should consult with a competent tax advisor for specific advice concerning his or her tax status and the possible benefits of establishing one or more IRAs and/or CESAs. The description above is only very general; there are numerous other rules applicable to these plans to be considered before establishing one.

Simplified Employee Pension Plans. An employer may establish a Simplified Employee Pension (SEP) plan under which the employer makes contributions to all eligible employees' IRAs. The International Equity Fund's shares may be used for this purpose.

Qualified Retirement Plans. A corporation, partnership or sole proprietorship may establish a defined contribution retirement plan (such as a qualified money purchase pension or profit sharing plan) and make contributions for each participant up to the lesser of each participant's gross compensation or $40,000, or such lower limits as may be established by the terms of a plan. Such contributions may be made by the employer and, if certain conditions are met, participants may also make nondeductible voluntary contributions.

Under the Code, an investor has at least seven days in which to revoke an IRA after receiving certain explanatory information about the plan. Individuals who have received distributions from certain qualified plans may roll over all or part of such distributions into an IRA, which will generally defer taxes on the distributions and shelter investment earnings. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement, however, does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders are advised to consult with a tax professional regarding this requirement.

Shareholders should consult their tax advisors about the application of the provisions of tax law in light of their particular tax situations.

Independent Auditors. The Trust's independent auditors are Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust's annual financial statements, reviews certain regulatory reports, prepares the Trust's Federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is the Trust's Counsel.


Custodian. The Trust's custodian, Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust. The custodian for IRAs may be State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


Transfer Agent Services. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's transfer agent and dividend-paying agent. State Street, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                               SHAREHOLDER RIGHTS


The Funds are two of twelve series currently established by the Trust. The other series, offered by separate prospectuses, include the William Blair Growth Fund, the William Blair Tax-Managed Growth Fund, the William Blair Large Cap Growth Fund, the William Blair Small Cap Growth Fund, the William Blair Small-Mid Cap Growth Fund, the William Blair International Growth Fund, the William Blair Institutional International Growth Fund, the William Blair Value Discovery Fund, the William Blair Income Fund and the William Blair Ready Reserves Fund. All shares of each William Blair Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.


Under Delaware law, the Trust generally is not required to hold annual shareholders' meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a trustee. The Trust will hold shareholders' meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders' meetings also will be held in connection with the following matters: (1) the election or removal of trustees, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Fund with the Securities and Exchange Commission or any state, or that the Trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The Trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires, or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the 1940 Act, the Trust will hold a shareholders' meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

                                  TRUST HISTORY

The Trust is a Delaware statutory trust organized under a Declaration of Trust dated September 8, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the "Company"). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, now the Growth Fund, and the Fund changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management type investment company, as defined in the 1940 Act. Presently, the Trust has established twelve Funds, which are described in the prospectuses, all of which are diversified portfolios. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.


                       FINANCIAL INFORMATION OF THE TRUST

The Fund does not have audited financial statements, because the Fund did not commence operations until May 24, 2004.

                               WILLIAM BLAIR FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits

          (a)  (i)   Declaration of Trust dated September 3, 1999./(4)/

               (ii) Amendment to the Declaration of Trust dated April 24, 2001./(6)/

               (iii) Amendment to the Declaration of Trust effective October 23,
                     2001./(7)/

               (iv) Amendment to the Declaration of Trust effective October 21, 2003./(10)/


               (v) Written Instrument Establishing and Designating Shares of the William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated February 18, 2004.*


          (b)  Amended and Restated By-laws dated October 23, 2001./(7)/

          (c)  None.

          (d)  (i)   Form of Management Agreement (Amended and Restated) dated
                     December 15, 1999./(4)/


               (ii)  Letter Agreement to Management Agreement dated May 24,
                     2004.*


          (e)  (i)   Underwriting Agreement./(1)/

               (ii)  Form of Distribution Agreement -- Class B and Class C./(2)/

               (iii) Distribution Agreement -- Class N./(3)/

          (f)  None.

          (g)  (i)   Custodian Agreement./(3)/

               (ii)  Form of Amended and Restated Delegation Agreement./(6)/

               (iii) Amendment to Custodian Agreement dated August 1, 2001./(7)/


               (iv)  Amendment Agreement./(10)/


          (h)  (i)   Transfer Agency and Service Agreement dated September 30,
                     1999./(7)/

               (ii) Amendment to Transfer Agency and Service Agreement dated October 1, 2001./(7)/


               (iii) Expense Limitation Agreement for the International Equity
                     Fund effective May 24, 2004./*/

               (iv) Expense Limitation Agreement for the Institutional International Equity Fund effective May 24, 2004.*

               (v) Shareholder Services Agreement - Class A, Class B and Class C dated July 30, 1999./(4)/


          (i)  Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C./*/

          (j)  Not applicable.

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  (i)   Distribution Plan -- Class B and Class C./(2)/

               (ii)  Amended Distribution Plan - Class N./(6)/

          (n)  Amended Multi-Class Plan./(6)/

          (o)  (i)   Powers of Attorney for each trustee (with the exception of
                     Donald L. Seeley)./(8)/

               (ii)  Power of Attorney for Donald L. Seeley./(9)/

          (p)  Amended Code of Ethics./(6)/

----------
(1) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A as filed on or about March 1, 1996.
(2) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A as filed on or about July 30, 1999.
(3) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A as filed on or about September 29, 1999.
(4) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A as filed on or about December 21, 1999.
(5) Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A as filed on or about April 28, 2000.
(6) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A as filed on or about April 27, 2001.
(7) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A as filed on or about April 12, 2002.
(8) Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A as filed on or about April 30, 2003
(9) Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A as filed on or about October 10, 2003.

(10) Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A as filed on or about December 24, 2003.


*    Filed herewith.


ITEM 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          Not applicable.

ITEM 25.  Indemnification
          ---------------

          Section 5.2 of Article V of the Registrant's Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the "Advisor") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          Registrant's investment advisor is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment advisor as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and engages in investment banking.

          The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that Company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

          Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Benjamin C. Andrew,
Principal

Steven J. Ashby,
Principal

Michael P. Balkin,         Exceed Corporation                 Director
Principal                  William Blair Funds                Senior Vice
                                                              President

Nolan H. Baird, Jr.,
Principal

James L. Barber,           Metropolitan Club                  Board Member
Principal                  Stanford Business School           Member Advisory
                                                              Council
                           William Blair Funds                Senior Vice
                                                              President
                           YMCA of Metropolitan Chicago       Director

John A. Barone,
Principal

Michael W. Barone,
Principal

Reto B. Baruffol,
Principal

C. Brad Bissell,
Principal

Bowen Blair,               The Art Institute of Chicago       Trustee
Senior Principal           Chicago Historical Society         Trustee
                           Field Museum of Natural History    Trustee

Edward McC. Blair, Sr.,    The Art Institute of Chicago       Life Trustee
Senior Principal           Pullman Educational Foundation     Life Trustee
                           Rush Presbyterian-St. Luke         Life Trustee
                           Medical Center
                           University of Chicago              Life Trustee

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Edward McC. Blair, Jr.,    Chicago Zoological Society         Chairman (resigned
Principal                                                     2003)

                           Interluken Genetics                Director (resigned
                                                              2003)

                           Pullman Educational Foundation     Trustee
                           University of Chicago Hospital     Trustee

Robert Blank,              William Blair Capital Partners     Managing Director
Principal

Douglas A. Blauw,
Principal

Mark G. Brady,
Principal

Karl W. Brewer,            William Blair Funds                Senior Vice
Principal                                                     President

Kenton L. Brown,
Principal

Mark Buchta,
Principal

Harvey H. Bundy, III,      Inforte Corp.                      Director
Principal                  William Blair Funds                Senior Vice
                                                              President

Timothy L. Burke,          Health Care Service Corporation    Director
Principal

George K. Busse,           Busse Venture Associates           Partner
Principal                  George L. Busse & Co.              Director
                           Crow Prospectors                   Partner
                           Mount Prospect National Bank       Director
Stephen Campbell,
Principal

Russell R. Campion,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Thomas F. Campion,
Principal

Ellen Carnahan,            William Blair Capital Partners     Managing Director
Principal                  William Blair Capital Partners     Managing Member
                           V, VI & VII, LLC
                           William Blair Venture Partners,    General Partner
                           L.P.

Robert W. Cartwright,
Principal

Candida M. Casey,
Principal

David G. Chandler,         American Civil Constructors,       Director
Principal                  Inc.
                           Cypress Medical Products           Director
                           Electro Mechanical Solutions,      Director
                           Inc.                               (resigned 2003)
                           Encore Paper Company               Director
                                                              (resigned 2003)
                           Engineered Materials Corp.         Director
                           Gibraltar Packaging Group          Director
                           Morton Grove Pharmaceuticals,      Director
                           Inc.
                           PacWest Telecomm, Inc.             Director
                           Pharma Research Corp.              Director
                           The Plastics Group Inc.            Director
                           Predelivery Service Corporation    Director
                           Sweetwater Sound, Inc.             Director
                           U.S. Education Corporation         Director
                           William Blair Capital Partners     Managing Director

Marc W. Christman,
Principal

Richard P. Conklin,
Principal

James J. Connors,
Principal

E. David Coolidge, III,    Coverall Services                  Director
Principal                  Kmart Holdings                     Director
                           Duluth Trading                     Director

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Christopher A. Cotter,
Principal

Thomas J. Croghan,
Principal

Benjamin W. Curtis,
Principal

Michael T. Davis,
Principal

Edward J. Dellin,
Principal

Kelley R. Drake,
Principal

Rosa M. Ebling,
Principal

Stephen E. Elkins,
Principal

John R. Ettelson,
Principal

David T. Farina,           P.C. Plumber                       Chairman
Principal

Francis C. Farwell,        Lake Forest Bank & Trust Company   Director
Principal

Brent W. Felitto,
Principal

Conrad Fischer,            APM Limited Partnership            General Partner
Principal                  Chicago Child Care Society         Trustee, Emeritus
                           William Blair Funds                Chairman and
                                                              Trustee

Frederick D. Fischer,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Robert C. Fix,
Principal

Anthony P. Flanagan,
Principal

Charles W. Freeburg,
Principal

Christopher B. Fuchs,
Principal

Mark A. Fuller, III,       Fuller Investment Company          President
Principal                  Fulsen Howney Partners             Partner
                           William Blair Funds                Senior Vice
                                                              President
                           Winnville Partners, LLC            Partner

Glenn C. Gandolfi,
Principal

John R. Gardner,
Principal

Winton G. Gibbons,
Principal

Brent Gledhill,
Principal

Daniel R. Glynn, Jr.,
Principal

Joel K. Gomberg,
Principal

Richard D. Gottfred,
Principal

John K. Greene,            Chicago Horticultural Society      Trustee
Principal                  The Garden Conservatory            Trustee
                           St. Paul's School                  Trustee

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Thomas L. Greene,
Principal

W. George Greig,           William Blair Funds                Senior Vice
Principal                                                     President

Phillip E. Gutman, Jr.
Principal

Marco Hanig,               William Blair Funds                President
Principal

John J. Harris,
Principal

J. Terry Heath,
Principal

Dwight E. Helm,
Principal

Elizabeth M. Hennessy,
Principal

James P. Hickey,
Principal

Paul M. Hindsley,
Principal

Anthony T. Hoban,
Principal

Charles H. Hodges, IV,
Principal

William Iannessa,
Principal

Stephen D. Jacobson,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Michael Jancosek,          William Blair Funds                Senior Vice
Principal                                                     President

Edgar D. Jannotta,         AON Corporation                    Director
Senior Principal           Bandag, Incorporated               Director
                           Exelon Corporation                 Director
                           Molex Incorporated                 Director
                           Pot Belly Sandwich Works, Inc.     Director
                           Sloan Valve Company                Director
                           William Blair Capital              Partner
                           Management, LP                     Managing Member
                           William Blair Capital              Partner
                           Partners VI, LLC
                           William Blair Leveraged Capital
                           Management, LP

John F. Jostrand,          William Blair Funds                Senior Vice
Principal                                                     President

Michael Kalt,
Principal

James Kaplan,              William Blair Funds                Senior Vice
Principal                                                     President

Eric Karnig,
President

Brian L. Kasal,            Chicago Area Council Boy Scouts    Director
Principal                  of America

William O. Kasten,         Charles Allis Museum               Director
Principal                  iParenting.com                     Director
                           Town & Country Shop                President
                           Villa Terrace Museum               Director
Theodore C. Kauss, Jr.,
Principal

John P. Kayser,            Chicago Stock Exchange             Board of Governors
Principal                  DuPage Children's Museum           Director
                           King-Bruwaert House                Director

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------

Christine N. Evans Kelly,
Principal

Matthew P. Kerekes,
Principal

John Kibbler,
Principal

Kathleen Kidder,
Principal

Richard M. King,
Principal

Richard P. Kiphart,        Advanced Biotherapy                Director
Principal                  Concord EFS, Inc.                  Director
                           Divine Interventures               Advisory Board
                                                              (resigned 2003)
                           Erickson Institute                 Director
                                                              (resigned 2003)
                           Lyric Opera                        Director
                           Merit Music Program                Director
                           Photo Control                      Advisory Board
                           Schaeffer International            Advisory Board

Paul Kleiderer,
Principal

Charles J. Kraft, III,     Spartan Holdings, LLC              President
Principal

John C. Kreger,
Principal

Albert J. Lacher,
Principal

Joseph F. LaManna,
Principal

Thomas E. Lanctot,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Louise Lane,
Principal

Mark R. Lane,
Principal

Robert C. Lanphier, IV,    Ag. Med, Inc.                      Chairman
Principal                  William Blair Funds                Senior Vice
                                                              President

Alan A. Lazzara,
Principal

Laura J. Lederman,
Principal

Matthew A. Litfin,
Principal

David K. Mabie,
Principal

Douglas W. Mabie,
Principal

James W. Mabie,
Principal

Annette Marker,
Principal

Kelly J. Martin,
Principal

Dewey Martinelli,
Principal

Loui L. Marver,
Principal

Ralph Mastrangelo,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
James D. McKinney,         LEK Consulting                     Advisory Board
Principal                                                     Member

Carlette C. McMullan,
Principal

James M. McMullan,         The University of Mississippi      Director
Principal                  Foundation

Mark L. McNay,
Principal

David Merjan,
Principal

Mark R. Miller,
Principal

Arda M. Minocherhomjee,    Oakwood Medical Investors          Scientific
Principal                  William Blair Capital Partners     Advisory Board
                                                              Managing Director

Corey A. Minturn,
Principal

David Mitchell,            William Blair Funds                Senior Vice
Principal                                                     President

Judith B. Morley,
Principal

Richard F. Morris,
Principal

David W. Morrison,         Bell Flavors & Fragrances, Inc.    Director
Principal

Terrence G. Muldoon,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------

Timothy M. Murray,         American Blind & Wallpaper         Director
Principal                  Factory                            Director
                           Engineered Materials Corporation   Director
                           Extended Care Information          Director
                           Systems, Inc.
                           PFS Web, Inc.                      Director
                           Portland Food Products,            Director
                           Incorporated
                           Second Stage Automotive Corp.      Director
                           Towne Holdings, Inc.               Managing Director
                           William Blair Capital Partners,    Managing Director
                           V, VI, VII LLC
                           William Blair Leveraged Capital    Partner
                           Management                         Director

Robert D. Newman,
Principal

Gregg S. Newmark,          William Blair Capital Partners     Managing Director
Principal

Daniel J. Nichols,
Principal

John F. O'Toole,
Principal

Thomas W. Pace,
Principal

Karl Palasz,
Principal

Jim Palmich,
Principal

Brett L. Paschke,
Principal

R. Scott Patterson,        Carasystems Solutions, Inc.        Director
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
William T. Patterson,
Principal

William P. Perlitz,
Principal

Michael A. Pitt,
Principal

Capucine Price,            William Blair Funds                Senior Vice
Principal                                                     President

Gregory J. Pusinelli,      William Blair Funds                Senior Vice
Principal                                                     President

Peter J. Raphael,
Principal

Philip W. Reitz,
Principal

David P. Ricci,
Principal

William J. Roddy,
Principal

Daniel J. Roesner,
Principal

Jeffrey S. Rosenberg,
Principal

Eric B. Rowley,
Principal

Alfred J. Salvino,
Principal

Thomas J. Salvino,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Richard K. Scheiner,
Principal

Michelle R. Seitz,         William Blair Funds                Trustee and Senior
Principal                                                     Vice President

Neal L. Seltzer,           Scholarship and Guidance           Director
Principal                  Foundation                         General Partner
                           Serendipity Fund II, L.P.
Barbara J. Semens,
Principal

William B. Semmer,         Chicago Home and Garden Magazine   Director
Principal

Arthur J. Simon,
Principal

Christopher R. Spahr,
Principal

Rita J. Spitz,
Principal

John Buck Stebbins,
Principal

Philip W. Stekl,
Principal

Luke S. Stifflear,
Principal

Thomas H. Story,
Principal

Raymond J. Teborek,        Rental Max                         Director
Principal

D. Michael Thompson,
Principal

 Name and Position with
William Blair & Company,   Name of Company and/or Principal
         L.L.C.                         Business                   Capacity
-------------------------  --------------------------------   ------------------
Mark A. Timmerman,         DIY Home Warehouse, Incorporated   Director
Principal                  Prophet 21, Incorporated          (resigned 2002)
                                                              Director

Samuel J. Tinaglia         Psi Upsilon Fraternity             Trustee
                           Foundation

Chris Triffilio,
Principal

Norbert W. Truderung,      William Blair Funds                Senior Vice
Principal                                                     President

W. James Truettner, Jr.,
Principal

Franco Turrinelli,
Principal

Jeffrey R. Urbina,         William Blair Funds                Senior Vice
Principal                                                     President

Eric Van Deroef,
Principal

Christopher Vincent,       William Blair Funds                Senior Vice
Principal                                                     President

Bennett Wang,
Principal

James E. Washburn,
Principal

Kathleen A. Wieland,
Principal

Daniel J. Wilson,
Principal

Thomas A. Wilson, Jr.,
Principal

ITEM 27.  Principal Underwriters
          ----------------------


          (a) William Blair & Company, L.L.C., principal underwriter for Registrant, also acts as investment advisor for the following investment companies (other than Registrant): Liberty All-Star Growth Fund, Inc.; Schwab MarketMaster International Growth Fund, a series of Schwab Funds; ASAF William Blair International Growth Fund, a series of America Skandia Advisor Funds, Inc.; ASAF William Blair International Equity Fund, a series of America Skandia Trust; GBC International Equity Fund, a series of GBC Mutual Funds; Ethical U.S. Special Equity Fund and Ethical International Equity Fund, series of Ethical Funds Inc.; Vanguard Variable Insurance Fund Growth Portfolio; and Vanguard U.S. Growth Fund.


          (b) The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 26 for information with respect to officers and principals of William Blair & Company, L.L.C.

          (c)  Not applicable.

ITEM 28.  Location of Accounts and Records
          --------------------------------

          All such accounts, books and other documents are maintained by the Registrant's officers at the offices of the Registrant and the offices of the Investment Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

ITEM 29.  Management Services
          -------------------

          Not applicable.

ITEM 30.  Undertakings
          ------------

          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 24th day of May, 2004.

                                        WILLIAM BLAIR FUNDS


                                        By:/s/ Marco Hanig
                                           -------------------------------------
                                           Marco Hanig, President


     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 24/th/ day of May, 2004.


Signature                                 Title
--------------------------------------    --------------------------------------
/s/ J. Grant Beadle*
--------------------------------------    Trustee
J. Grant Beadle

/s/ Theodore A. Bosler*
--------------------------------------    Trustee
Theodore A. Bosler

/s/ Conrad Fischer*                       Trustee
--------------------------------------    (Chairman of the Board)
Conrad Fischer

/s/ Ann P. McDermott*
--------------------------------------    Trustee
Ann P. McDermott

/s/ John B. Schwemm*
--------------------------------------    Trustee
John B. Schwemm


/s/ Michelle R. Seitz*
--------------------------------------    Trustee
Michelle R. Seitz


/s/ Donald L. Seeley*
--------------------------------------    Trustee
Donald L. Seeley

/s/ Robert E. Wood II*
--------------------------------------    Trustee
Robert E. Wood II

/s/ Marco Hanig                           President
--------------------------------------    (Principal Executive Officer)
Marco Hanig

/s/ Terence M. Sullivan                   Treasurer
--------------------------------------    (Principal Financial Officer,
                                          Principal Accounting Officer)
Terence M. Sullivan

* Marco Hanig signs this documents pursuant to powers of attorney previously filed.

                                  EXHIBIT INDEX

Exhibit Number      Exhibit Title
--------------      ------------------------------------------------------------

(a)(v) Written Instrument Establishing and Designating Shares of the International Equity Fund and the Institutional International Equity Fund

(d)(ii)             Letter Agreement to Management Agreement

(h)(iii)            Expense Limitation Agreement for the International Equity
                    Fund

(h)(iv) Expense Limitation Agreement for the Institutional International Equity Fund

(i)                 Opinion and Consent of Vedder, Price, Kaufman & Kammholz,
                    P.C.